As filed with the Securities and Exchange Commission on March 27, 2008

33 Act File No. 333-14943
40 Act File No. 811-7881

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____         |  |

Post-Effective Amendment No. 21            |X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

Amendment No.  23                   |X|

(Check appropriate box or boxes.)

BRAZOS MUTUAL FUNDS
-------------------
(Exact Name of Registrant as Specified in Charter)

5949 Sherry Lane, Suite 1600
DALLAS, TEXAS 75225
-------------------
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code (214) 365-5200
Wayne G. Willems, 5949 Sherry Lane, Suite 1600, Dallas, Texas 75225

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Milwaukee, WI 53202
(Name and Address of Agent for Service)

with a copy of communications to:

Robert J. Zutz, Esquire
Kirkpatrick & Lockhart Preston Gates Ellis LLP
1800 Massachusetts Avenue, N.W.
Washington, D.C.  20036

Approximate Date of Proposed Public Offering: Upon effective date of this registration statement

It is proposed that this filing will become effective (check appropriate box)

|   | immediately upon filing pursuant to paragraph (b)
|X| on March 28, 2008 pursuant to paragraph (b)
|   | 60 days after filing pursuant to paragraph (a)(1)
|   | on (date) pursuant to paragraph (a)(1)
|   | 75 days after filing pursuant to paragraph (a)(2)
|   | on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

|  | This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BRAZOS MUTUAL FUNDS
CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus for the Class N and Class Y Shares consisting of the Brazos Micro Cap Portfolio, Brazos Small Cap Portfolio, Brazos Mid Cap Portfolio and Brazos Growth Portfolio

Statement of Additional Information for the Class N and Class Y Shares of Brazos Mutual Funds

Part C

Signature Pages

Exhibits

Logo

www.brazosfunds.com                                                                                                March 28, 2008

Prospectus Class N Shares Class Y Shares

Brazos Micro Cap Portfolio
Brazos Small Cap Portfolio
Brazos Mid Cap Portfolio
Brazos Growth Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus.  It is a crime to tell you otherwise.

1.800.426.9157	www.brazosfunds.com

TABLE OF CONTENTS

Brazos Micro Cap Portfolio	2

Brazos Small Cap Portfolio	8

Brazos Mid Cap Portfolio	14

Brazos Growth Portfolio	20

Risk Elements	25

Policies	27

Information About the Adviser	28

Valuation of Shares	29

Dividends, Capital Gain Distributions and Taxes	31

Shareholder Account Information	32

Purchase of Shares	34

Redemption of Shares	38

Delivery of Prospectuses and Shareholder Reports	41

Retirement Plans	41

Financial Highlights	41

For More Information	Back Cover

     Brazos Mutual Funds (the “Trust”) has four separate portfolios:  Brazos Micro Cap, Brazos Small Cap, Brazos Mid Cap, and Brazos Growth Portfolios (collectively, the “Portfolios” and each a “Portfolio”).  This prospectus offers Class N and Y shares of each Portfolio.

     Brazos Capital Management, L.P. (the “Adviser”) is the investment adviser to the Trust.

 Mutual fund shares are not insured by the Federal Deposit Insurance Corporation.  Investments in mutual fund shares involve risks, including possible loss of principal.

Brazos Micro Cap Portfolio

INVESTMENT OBJECTIVE

The investment objective of the Brazos Micro Cap Portfolio is to provide maximum capital appreciation, consistent with reasonable risk to principal.

INVESTMENT POLICIES AND STRATEGIES

The Brazos Micro Cap Portfolio seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in stocks of micro capitalization (“micro cap” 1) issuers.  In the event that the Board of Trustees changes this policy, shareholders will be provided with notice at least 60 days prior to the effective date of the change.

The Adviser seeks to identify earnings growth in micro cap companies before it is reflected in those companies' stock price.  The Adviser uses a "bottom-up" method of analysis based on fundamental research to determine which common stocks to purchase for the Portfolio.  The Adviser conducts due diligence with the company's senior management, suppliers, competitors and customers in an attempt to understand the dynamics within each company's business.  Factors that the Adviser considers in selecting companies for investment include strong growth in revenue, earnings and cash flow, predictable operating models, seasoned management, and/or unique products or services.  The Adviser confirms its analysis using a variety of screens and confirmation checks.

The Adviser will invest Portfolio assets primarily in equity securities of micro cap companies including, for example, common stock and securities convertible into common stock.  Market conditions may lead to higher levels (up to 100%) of temporary investments such as money market instruments, money market mutual funds or U.S. Treasury Bills.  The Adviser may invest Portfolio assets in securities of issuers having market capitalizations that are outside the bounds of the target capitalization.  There can be no assurance that any securities of companies in which the Portfolio invests will achieve the targeted growth rates.

To manage fluctuations in the value of the Portfolio's investments, the Adviser invests across numerous industry sectors with no industry sector representing more than 25% of the value of the Portfolio.  The Adviser may sell securities when, among other things, the value of a security or a group of securities within a certain industry sector becomes over weighted.  The Portfolio typically has annual portfolio turnover rates exceeding 100%.

1 For these purposes, a micro cap issuer is currently defined as an issuer that, at the time of purchase by the Portfolio, has a market capitalization of (1) less than or equal to $600 million; or (2) within the range of companies represented in the lower 50% of the Russell 2000 Growth Index (the “Index”). The market capitalization of companies in the lower 50% of the Index will fluctuate with changes in market conditions and the composition of the Index.  As of November 30, 2007, the largest market capitalization in the lower 50% of the Index was approximately $649 million.

The Micro Cap Portfolio may be appropriate for investors who:

•	are seeking long-term capital growth;
•	do not need current income;
•	are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide; and
•	are able to tolerate fluctuations in principal value of their investment.

RISK CONSIDERATIONS

Investment in the Portfolio involves investment risks, including the risk that investors may lose money.  The value of the Portfolio may increase or decrease significantly over a short period of time.  The value could be influenced by changes in the stock market as a whole, by changes in a certain industry, or by changes in certain stocks.

Because the Portfolio invests in micro cap companies, it may be exposed to greater risk than if it invested in larger, more established companies.  Micro cap companies may have limited product lines, financial resources, and management teams.  Additionally, the trading volume of such securities may make them more difficult to sell.  In addition, the Portfolio may be subject to the risk that such stocks may fail to reach their apparent value at the time of investment or a company may even fail as a business.  Micro cap companies may lack resources to take advantage of a valuable product or favorable market position or may be unable to withstand the competitive pressures of larger, more established competitors.

A high rate of portfolio turnover involves greater transaction expenses, which may reduce performance, and possible adverse tax consequences to the Portfolio’s shareholders.

The Portfolio may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments.  The value of money market instruments tends to fall when current interest rates rise.  Money market instruments are generally less sensitive to interest rate changes than longer-term securities.  When the Portfolio’s assets are invested in these instruments, it may not achieve its investment objective.

A more in-depth discussion of the types of risks the Portfolio could be subject to is found in “Risk Elements” on pages 25 to 27.

PERFORMANCE

The bar chart on the following page shows the variability of the annual returns for the Class Y shares of the Micro Cap Portfolio for the periods ended December 31, and provides an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s shares from year to year.  The bar chart assumes the reinvestment of dividends and other distributions.  As with all mutual funds, the past performance is not a prediction of the future returns.  The performance reflects expense limitations in effect for the Portfolio for certain years. The longer-term performance results presented for the Portfolio reflect periods of above average performance attributable in part to investments in certain securities during the initial public offering or other non-recurring factors.  In particular, returns for 1998 and 1999 reflect substantial benefits from first day realized and unrealized gains from participation in initial public offerings.  It is unlikely that the Portfolio will benefit to the same extent from these types of gains in the future.

3

Year-by-Year Total Returns as of 12/31 for each Year Indicated

Brazos Micro Cap (Class Y)2

1998	32.80%
1999	80.84%
2000	18.90%
2001	4.70%
2002	(39.76)%
2003	62.35%
2004	9.17%
2005	(0.51)%
2006	19.13%
2007	27.53%

Best Calendar Quarter:	Q4 1999	36.58%
Worst Calendar Quarter:	Q3 2001	-23.43%

The table on the following page shows the past performance of the Class Y and Class N shares of the Micro Cap Portfolio compared to that of the Russell 2000 Growth Index, an unmanaged index of small issuers’ stock performance.  The table also provides an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s shares from year to year.  Similar to the bar chart above, the table assumes the reinvestment of dividends and other distributions.  As with all mutual funds, historical performance (before and after taxes) is not a prediction of future results.  The performance reflects expense limitations in effect for the Portfolio for certain years.  If expense limitations were not in place, the Portfolio’s performance during those years would have been reduced.

The after-tax returns are shown in two ways:  (1) assumes that you owned shares of the Portfolio during the entire period and paid taxes on the Portfolio’s distributions of taxable income and net capital gains; and (2) assumes that you paid taxes on the Portfolio’s distributions of taxable income and net capital gains and sold all shares at the end of each period.

2 The returns shown in the bar chart are for Class Y shares.  The performance of Class N shares will differ due to differences in expenses and sales charges.

4

Average Annual Total Return (for the period ended December 31, 2007)

	1 year	5 year	Since Inception[3]
Class Y Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares	27.53% 21.37% 18.61%	21.79% 19.36% 17.96%	17.04% 14.26% 13.63%
Class N4 [5] Return Before Taxes	27.00%	21.54%	7.31%
Russell 2000 Growth Index[6] Class Y inception Class N inception	7.05% 7.05%	16.50% 16.50%	4.32% 5.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  In certain circumstances, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts.  A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  The actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or 401(k) plan, the after-tax returns shown are not relevant to you.

3 Class Y shares were first offered on December 31, 1997.  Class N shares were first offered on May 1, 2001.

4 Prior to November 25, 2002, Class N shares were designated as Class A shares.  Class A shares were subject to a front-end sales charge.  The Class N shares performance information does not reflect deductions for these sales charges.

5 The performance shown for Class N shares reflects the reversal of certain previously accrued but unspent Rule 12b-1 fees.  If these accruals had not been reversed, Class N performance would have been lower.

6 The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.  The Russell 2000 Growth Index figures do not reflect any fees, expenses or taxes.  Investors cannot invest directly in the Index.

5

INVESTOR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment) [7]	Class N	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original cost or current value, whichever is less)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Exchange Fee	None	None
Maximum Account Fee	None	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)	Class N	Class Y
Management Fees	1.20%	1.20%
Distribution (12b-1) Fees[8]	0.35%	None
Other Expenses	0.44%	0.44%
Total Annual Portfolio Operating Expenses	1.99%	1.64%
Fee Waiver[9]	(0.09%)	(0.04%)
Net Expenses	1.90%	1.60%

7 Shareholders will be charged a fee by the Transfer Agent for outgoing wire transfers.

8 Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

9 The Adviser has contractually agreed to waive fees and/or reimburse expenses so as to cap the annual net expense ratio for the Portfolio at 1.90% for Class N and 1.60% for Class Y shares for the 2008 fiscal year.  This expense cap can be altered only with the approval of a majority vote of the Board of Trustees of the Trust.  The Adviser may recoup the amount of any fee waiver or reimbursed expense within three years of being made provided the combination of the Portfolio’s expenses and such reimbursements does not exceed the Portfolio’s expense cap.  If the actual expense ratio is less than the expense cap and the Adviser has recouped any eligible previous payments, the Portfolio will be charged only such lower expenses.  This expense limitation excludes interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses (“AFFE”), which are the indirect fees and expenses associated with the Fund’s investment in other registered and unregistered investment companies.

6

The expense example below shows what a shareholder could pay in expenses over time and is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  It uses the same hypothetical conditions other mutual funds use in their prospectuses:  $10,000 initial investment for the time periods indicated, 5% annual total return, expenses remain unchanged.  In addition, since the Adviser has agreed to waive its management fees or reimburse expenses through the Portfolio’s 2008 fiscal year, Net Expenses were used to calculate the cost in year one, and Total Annual Portfolio Operating Expenses were used to calculate costs for years two through ten.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$193	$616	$1,064	$2,310
Class Y	$163	$513	$888	$1,940

7

Brazos Small Cap Portfolio

INVESTMENT OBJECTIVE

The investment objective of the Brazos Small Cap Portfolio is to provide maximum capital appreciation, consistent with reasonable risk to principal.

INVESTMENT POLICIES AND STRATEGIES

The Brazos Small Cap Portfolio seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in stocks of small capitalization (“small cap”10) issuers.  In the event that the Board of Trustees changes this policy, shareholders will be provided with notice at least 60 days prior to the effective date of the change.

The Adviser seeks to identify earnings growth in small cap companies before it is reflected in those companies' stock price.  The Adviser uses a "bottom-up" method of analysis based on fundamental research to determine which common stocks to purchase for the Portfolio.  The Adviser conducts due diligence with the company's senior management, suppliers, competitors and customers in an attempt to understand the dynamics within each company's business.  Factors that the Adviser considers in selecting companies for investment include strong growth in revenue, earnings and cash flow, predictable operating models, seasoned management, and/or unique products or services.  The Adviser confirms its analysis using a variety of screens and confirmation checks.

The Adviser will invest Portfolio assets primarily in equity securities of small cap companies including, for example, common stock and securities convertible into common stock.  Market conditions may lead to higher levels (up to 100%) of temporary investments such as money market instruments, money market mutual funds or U.S. Treasury Bills.  The Adviser may invest Portfolio assets in securities of issuers having market capitalizations that are outside the bounds of the target capitalization.  There can be no assurance that any securities of companies in which the Portfolio invests will achieve the targeted growth rates.

To manage fluctuations in the value of the Portfolio's investments, the Adviser invests across numerous industry sectors with no industry sector representing more than 25% of the value of the Portfolio.  The Adviser may sell securities when, among other things, the value of a security or a group of securities within a certain industry sector becomes over weighted.  The Portfolio typically has annual portfolio turnover rates exceeding 100%.

10 For these purposes, a small cap issuer is currently defined as an issuer that, at the time of purchase by the Portfolio, has a market capitalization of (1) between $200 million and $2.5 billion; or (2) within the range of companies represented in the Russell 2000 Growth Index (the “Index”) at the time of the Portfolio’s investment.  The market capitalization of companies in the Index will fluctuate with changes in market conditions and the composition of the Index.  As of November 30, 2007, the largest market capitalization in the Index was approximately $5.0 billion.

8

The Small Cap Portfolio may be appropriate for investors who:

•	are seeking long-term capital growth;
•	do not need current income;
•	are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide; and
•	are able to tolerate fluctuations in principal value of their investment.

RISK CONSIDERATIONS

Investment in the Portfolio involves investment risks, including the risk that investors may lose money.  The value of the Portfolio may increase or decrease significantly over a short period of time.  The value could be influenced by changes in the stock market as a whole, by changes in a certain industry, or by changes in certain stocks.

Because the Portfolio invests in small cap companies, it may be exposed to greater risk than if it invested in larger, more established companies.  Small cap companies may have limited product lines, financial resources, and management teams.  Additionally, the trading volume of such securities may make them more difficult to sell.  In addition, the Portfolio may be subject to the risk that such stocks may fail to reach their apparent value at the time of investment or a company may even fail as a business.  Small cap companies may lack resources to take advantage of a valuable product or favorable market position or may be unable to withstand the competitive pressures of larger, more established competitors.

A high rate of portfolio turnover involves greater transaction expenses, which may reduce performance, and possible adverse tax consequences to the Portfolio’s shareholders.

The Portfolio may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments.  The value of money market instruments tends to fall when current interest rates rise.  Money market instruments are generally less sensitive to interest rate changes than longer-term securities.  When the Portfolio’s assets are invested in these instruments, it may not achieve its investment objective.

A more in-depth discussion of the types of risks the Portfolio could be subject to is found in “Risk Elements” on pages 25 to 27.

PERFORMANCE

The bar chart below shows the variability of the annual returns for the Class Y shares of the Small Cap Portfolio for the periods ended December 31, and provides an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s shares from year to year.  The bar chart assumes the reinvestment of dividends and other distributions.  As with all mutual funds, the past performance is not a prediction of the future returns.  The performance reflects expense limitations in effect for the Portfolio for certain years. The longer-term performance results presented for the Portfolio reflect periods of above average performance attributable in part to investments in certain securities during the initial public offering or other non-recurring factors.  In particular, the return for 1999 reflects substantial benefits from first day realized and unrealized gains from participation in initial public offerings.  It is unlikely that the Portfolio will benefit to the same extent from these types of gains in the future.

Year-by-Year Total Returns as of 12/31 for each Year Indicated

Brazos Small Cap (Class Y)11

1998	13.57%
1999	37.01%
2000	5.20%
2001	(8.98)%
2002	(31.08)%
2003	32.66%
2004	5.57%
2005	3.66%
2006	15.27%
2007	33.14%

Best Calendar Quarter:	Q4 1999	29.94%
Worst Calendar Quarter:	Q3 1998	-19.49%

9

The table on the following page shows the past performance of the Class Y and Class N shares of the Small Cap Portfolio compared to that of the Russell 2000 Growth Index, an unmanaged index of small cap issuers’ stock performance.  The table also provides an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s shares from year to year.  Similar to the bar chart above, the table assumes the reinvestment of dividends and other distributions.  As with all mutual funds, historical performance (before and after taxes) is not a prediction of future results.  The performance reflects expense limitations in effect for the Portfolio for certain years.  If expense limitations were not in place, the Portfolio’s performance during those years would have been reduced.

The after-tax returns are shown in two ways:  (1) assumes that you owned shares of the Portfolio during the entire period and paid taxes on the Portfolio’s distributions of taxable income and net capital gains; and (2) assumes that you paid taxes on the Portfolio’s distributions of taxable income and net capital gains and sold all shares at the end of each period.

11 The returns shown in the bar chart are for Class Y shares.  The performance of Class N shares will differ due to differences in expenses and sales charges.

10

Average Annual Total Return (for the period ended December 31, 2007)

	1 year	5 year	10 year	Since Inception[12]
Class Y Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares	33.14% 32.27% 21.56%	17.38% 17.22% 15.27%	8.63% 8.14% 7.35%	12.17% 11.34% 10.39%
Class N13 [14] Return Before Taxes	32.78%	17.36%	N/A	7.81%
Russell 2000 Growth Index[15] Class Y inception Class N inception	7.05% 7.05%	16.50% 16.50%	4.32% N/A	5.07% 4.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  In certain circumstances, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts.  A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  The actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your shares through a tax-deferred arrangement, such as an IRA or 401(k) plan, the after-tax returns shown are not relevant to you.

12 Class Y shares were first offered on December 31, 1996.  Class N shares were first offered on September 8, 1999.

13 Prior to November 25, 2002, Class N shares were designated as Class A shares.  Class A shares were subject to a front-end and sales charge.  The Class N performance information does not reflect deductions for these sales charges.

14  The performance shown for Class N shares reflects the reversal of certain previously accrued but unspent Rule 12b-1 fees.  If these accruals had not been reversed, Class N performance would have been lower.

15 The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.  The Russell 2000 Growth Index figures do not reflect any fees, expenses or taxes.  Investors cannot invest directly in the Index.

11

INVESTOR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment) [16]	Class N	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original cost or current value, whichever is less)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Exchange Fee	None	None
Maximum Account Fee	None	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)	Class N	Class Y
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees[17]	0.35%	None
Other Expenses	0.69%	0.69%
Total Annual Portfolio Operating Expenses	1.94%	1.59%
Fee Waiver[18]	(0.29%)	(0.24%)
Net Expenses	1.65%	1.35%

16Shareholders will be charged a fee by the Transfer Agent for outgoing wire transfers.

17 Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

18 The Adviser has contractually agreed to waive fees and/or reimburse expenses so as to cap the annual net expense ratio for the Portfolio at 1.65% for Class N and 1.35% for Class Y shares for the 2008 fiscal year.  This expense cap can be altered only with the approval of a majority vote of the Board of Trustees of the Trust.  The Adviser may recoup the amount of any fee waiver or reimbursed expense within three years of being made provided the combination of the Portfolio’s expenses and such reimbursements does not exceed the Portfolio’s expense cap.  If the actual expense ratio is less than the expense cap and the Adviser has recouped any eligible previous payments, the Portfolio will be charged only such lower expenses.  This expense limitation excludes interest, taxes, brokerage commissions, extraordinary expenses and AFFE, which are the indirect fees and expenses associated with the Fund’s investment in other registered and unregistered investment companies.

12

 The expense example below shows what a shareholder could pay in expenses over time and is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  It uses the same hypothetical conditions other mutual funds use in their prospectuses:  $10,000 initial investment for the time periods indicated, 5% annual total return, expenses remain unchanged.  In addition, since the Adviser has agreed to waive its management fees or reimburse expenses through the Portfolio’s 2008 fiscal year, Net Expenses were used to calculate the cost in year one, and Total Annual Portfolio Operating Expenses were used to calculate costs for years two through ten.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$168	$581	$1,020	$2,241
Class Y	$137	$478	$843	$1,869

13

Brazos Mid Cap Portfolio

INVESTMENT OBJECTIVE

The investment objective of the Brazos Mid Cap Portfolio is to provide maximum capital appreciation, consistent with reasonable risk to principal.

INVESTMENT POLICIES AND STRATEGIES

The Brazos Mid Cap Portfolio seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in stocks of middle capitalization (“mid-cap”) issuers19.  In the event that the Board of Trustees changes this policy, shareholders will be provided with notice at least 60 days prior to the effective date of the change.

The Adviser seeks to identify earnings growth in mid cap companies before it is reflected in those companies' stock price.  The Adviser uses a "bottom-up" method of analysis based on fundamental research to determine which common stocks to purchase for the Portfolio.  The Adviser conducts due diligence with the company's senior management, suppliers, competitors and customers in an attempt to understand the dynamics within each company's business.  Factors that the Adviser considers in selecting companies for investment include with strong growth in revenue, earnings and cash flow, predictable operating models, seasoned management, and/or unique products or services.  The Adviser confirms its analysis using a variety of screens and confirmation checks.

The Adviser will invest Portfolio assets primarily in equity securities of mid cap companies including, for example, common stock and securities convertible into common stock.  Market conditions may lead to higher levels (up to 100%) of temporary investments such as money market instruments, money market mutual funds or U.S. Treasury Bills.  The Adviser may invest Portfolio assets in securities of issuers having market capitalizations that are outside the bounds of the target capitalization.  There can be no assurance that any securities of companies in which the Portfolio invests will achieve the targeted growth rates.

To manage fluctuations in the value of the Portfolio's investments, the Adviser invests across numerous industry sectors with no industry sector representing more than 25% of the value of the Portfolio.  The Adviser may sell securities when, among other things, the value of a security or a group of securities within a certain industry sector becomes over weighted.  The Portfolio typically has annual portfolio turnover rates exceeding 100%.

19 For these purposes, a mid cap issuer is currently defined as an issuer that, at the time of purchase by the Portfolio, has a market capitalization of (1) between $1.0 billion and $12 billion; or (2) within the range of companies represented in the Russell Mid Cap Growth Index (the “Mid Cap Index”).   The market capitalization of companies in the Mid Cap Index will fluctuate with changes in market conditions and the composition of the Mid Cap Index.  As of November 30, 2007 the market capitalization range of the Mid Cap Index was approximately $1.3 billion to $21.7 billion.

14

The Mid Cap Portfolio may be appropriate for investors who:

•	are seeking long-term capital growth;
•	do not need current income;
•	are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide; and
•	are able to tolerate fluctuations in principal value of their investment.

RISK CONSIDERATIONS

Investment in the Portfolio involves investment risks, including the risk that investors may lose money.  The value of the Portfolio may increase or decrease significantly over a short period of time.  The value could be influenced by changes in the stock market as a whole, by changes in a certain industry, or by changes in certain stocks.

Because the Portfolio invests in mid cap companies, it may be exposed to greater risk than if it invested in larger, more established companies.  Mid cap companies may have limited product lines, financial resources, and management teams.  Additionally, the trading volume of such securities may make them more difficult to sell.  In addition, the Portfolio may be subject to the risk that such stocks may fail to reach their apparent value at the time of investment or a company may even fail as a business.  Mid cap companies may lack resources to take advantage of a valuable product or favorable market position or may be unable to withstand the competitive pressures of larger, more established competitors.

A high rate of portfolio turnover involves greater transaction expenses, which may reduce performance, and possible adverse tax consequences to the Portfolio’s shareholders.

The Portfolio may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments.  The value of money market instruments tends to fall when current interest rates rise.  Money market instruments are generally less sensitive to interest rate changes than longer-term securities.  When the Portfolio’s assets are invested in these instruments, it may not achieve its investment objective.

A more in-depth discussion of the types of risks the Portfolio could be subject to is found in “Risk Elements” on pages 25 to 27.

PERFORMANCE

The bar chart on the following page shows the variability of the annual returns for the Class Y shares of the Mid Cap Portfolio for the periods ended December 31, and provides an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s shares from year to year.  The bar chart assumes the reinvestment of dividends and other distributions.  As with all mutual funds, the past performance is not a prediction of the future returns.  The performance reflects expense limitations in effect for the Portfolio for certain years.  The longer-term performance results presented for the Portfolio reflect periods of above average performance attributable in part to investments in certain securities during the initial public offering or other non-recurring factors.  In particular, returns for 2000 reflect substantial benefits from first day realized and unrealized gains from participation in initial public offerings.  It is unlikely that the Portfolio will benefit to the same extent from these types of gains in the future.

15

Year-by-Year Total Returns as of 12/31 for each Year Indicated

Brazos Mid Cap (Class Y)20

2000	30.49%
2001	(8.68)%
2002	(24.87)%
2003	26.24%
2004	8.71%
2005	7.43%
2006	2.94%
2007	37.03%

Best Calendar Quarter:	Q1 2000	20.00%
Worst Calendar Quarter:	Q3 2002	-18.36%

The table on the following page shows the past performance of the Class Y and Class N shares of the Mid Cap Portfolio compared to that of the Russell Mid Cap Growth Index, an unmanaged broad-based index of mid cap companies.  The table also provides an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s shares from year to year.  Similar to the bar chart above, the table assumes the reinvestment of dividends and other distributions.  As with all mutual funds, historical performance (before and after taxes) is not a prediction of future results.  The performance reflects expense limitations in effect for the Portfolio for certain years.  If expense limitations were not in place, the Portfolio’s performance during those years would have been reduced.

The after-tax returns are shown in two ways:  (1) assumes that you owned shares of the Portfolio during the entire period and paid taxes on the Portfolio’s distributions of taxable income and net capital gains; and (2) assumes that you paid taxes on the Portfolio’s distributions of taxable income and net capital gains and sold all shares at the end of each period.

20 The returns shown in the bar chart are for Class Y shares.  The performance of Class N shares will differ due to differences in expenses and sales charges.

16

Average Annual Total Return (for the period ended December 31, 2007)

	1 year	5 year	Since Inception[21]
Class Y Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares	37.03% 30.00% 24.07%	15.77% 13.20% 12.35%	8.08% 6.28% 5.99%
Class N22 [23] Return Before Taxes	36.61%	15.58%	5.56%
Russell Mid Cap Growth Index[24] Class Y inception Class N inception	11.43% 11.43%	17.90% 17.90%	1.93% (0.50)%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  In certain circumstances, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts.  A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  The actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your shares through a tax-deferred arrangement, such as an IRA or 401(k) plan, the after-tax returns shown are not relevant to you.

21 Class Y shares were first offered on December 31, 1999.  Class N shares were first offered on March 31, 2000.

22 Prior to November 25, 2002, Class N shares were designated as Class A, B or II shares.  Certain Class A, B and II shares were subject to front-end and/or contingent deferred sales charges.  The Class N shares performance information does not reflect deductions for these sales charges.

23 The performance shown for Class N shares reflects the reversal of certain previously accrued but unspent Rule 12b-1 fees.  If these accruals had not been reversed, Class N performance would have been lower.

24 The Russell Mid Cap Growth Index measures the performance of those Russell Mid Cap companies with higher price-to-book ratios and higher forecasted growth values.  The Russell Mid Cap Growth Index does not reflect any fees, expenses or taxes.  Investors cannot invest directly in the Index.

17

INVESTOR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment) [25]	Class N	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original cost or current value, whichever is less)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Exchange Fee	None	None
Maximum Account Fee	None	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)	Class N	Class Y
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees[26]	0.02%	None
Other Expenses	0.52%	0.52%
Total Annual Portfolio Operating Expenses	1.29%	1.27%
Fee Waiver[27]	(0.07%)	(0.07%)
Net Expenses	1.22%	1.20%

25 Shareholders will be charged a fee by the Transfer Agent for outgoing wire transfers.

26 Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  The Portfolio is currently accruing Distribution (12b-1) Fees at 0.02% but may accrue up to 0.35% under the Portfolio’s Distribution Plan.

27 The Adviser has contractually agreed to waive fees and/or reimburse expenses so as to cap the annual net expense ratio for the Portfolio at 1.55% for Class N and 1.20% for Class Y for the 2008 fiscal year.  This expense cap can be altered only with the approval of a majority vote of the Board of Trustees of the Trust.  The Adviser may recoup the amount of any fee waiver or reimbursed expense within three years of being made provided the combination of the Portfolio’s expenses and such reimbursements does not exceed the Portfolio’s expense cap.  If the actual expense ratio is less than the expense cap and the Adviser has recouped any eligible previous payments, the Portfolio will be charged only such lower expenses.  This expense limitation excludes interest, taxes, brokerage commissions, extraordinary expenses and AFFE, which are the indirect fees and expenses associated with the Fund’s investment in other registered and unregistered investment companies.

18

The expense example below shows what a shareholder could pay in expenses over time and is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  It uses the same hypothetical conditions other mutual funds use in their prospectuses:  $10,000 initial investment for the time periods indicated, 5% annual total return, expenses remain unchanged.  In addition, since the Adviser has agreed to waive its management fees or reimburse expenses through the Portfolio’s 2008 fiscal year, Net Expenses were used to calculate the cost in year one, and Total Annual Portfolio Operating Expenses were used to calculate costs for years two through ten.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$124	$402	$701	$1,550
Class Y	$122	$396	$690	$1,528

19

Brazos Growth Portfolio

INVESTMENT OBJECTIVE

The investment objective of the Brazos Growth Portfolio is to provide maximum capital appreciation consistent with reasonable risk to principal.

INVESTMENT POLICIES AND STRATEGIES

The Brazos Growth Portfolio seeks to identify earnings growth in growth companies before it is reflected in those companies' stock price.   The Adviser uses a "bottom-up" method of analysis based on fundamental research to determine which common stocks to purchase for the Portfolio.  The Adviser conducts due diligence with the company's senior management, suppliers, competitors and customers in an attempt to understand the dynamics within each company's business.  Factors that the Adviser considers in selecting companies for investment include with strong growth in revenue, earnings and cash flow, predictable operating models, seasoned management, and/or unique products or services.  The Adviser confirms its analysis using a variety of screens and confirmation checks.

The Adviser will invest Portfolio assets primarily in equity securities of companies including, for example, common stock and securities convertible into common stock.  Market conditions may lead to higher levels (up to 100%) of temporary investments such as money market instruments, money market mutual funds or U.S. Treasury Bills.    There can be no assurance that any securities of companies in which the Portfolio invests will achieve the targeted growth rates.

To manage fluctuations in the value of the Portfolio's investments, the Adviser invests across numerous industry sectors with no industry sector representing more than 25% of the value of the Portfolio.  The Adviser may sell securities when, among other things, the value of a security or a group of securities within a certain industry sector becomes over weighted.  The Portfolio typically has annual portfolio turnover rates exceeding 100%.

The Growth Portfolio may be appropriate for investors who:

•	are seeking long-term capital growth;
•	are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide; and
•	are able to tolerate fluctuations in principal value of their investment.

RISK CONSIDERATIONS

Investment in the Portfolio involves investment risks, including the risk that investors may lose money.  The value of the Portfolio may increase or decrease significantly over a short period of time.  The value could be influenced by changes in the stock market as a whole, by changes in a certain industry, or by changes in certain stocks.

A high rate of portfolio turnover involves greater transaction expenses, which may reduce performance, and possible adverse tax consequences to the Portfolio’s shareholders.

20

The Portfolio may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments.  The value of money market instruments tends to fall when current interest rates rise.  Money market instruments are generally less sensitive to interest rate changes than longer-term securities.  When the Portfolio’s assets are invested in these instruments, it may not be achieving its investment objective.

A more in-depth discussion of the types of risks the Portfolio could be subject to is found in “Risk Elements” on pages 25 to 27.

PERFORMANCE

The bar chart on the following page shows the variability of the annual returns of the Class Y shares of the Growth Portfolio for the periods ended December 31, and provides an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s shares from year to year.  The bar chart assumes the reinvestment of dividends and other distributions.  As with all mutual funds, the past performance is not a prediction of the future results.  The performance reflects expense limitations in effect for the Portfolio for certain years. The longer-term performance results presented for the Portfolio reflect periods of above average performance attributable in part to investments in certain securities during the initial public offering or other non-recurring factors.  In particular, returns for 1999 reflect substantial benefits from first day realized and unrealized gains from participation in initial public offerings.  It is unlikely that the Portfolio will benefit to the same extent from these types of gains in the future.

21

Year-by-Year Total Returns as of 12/31 for each Year Indicated

Brazos Growth (Class Y)28

1999	92.05%
2000	35.06%
2001	(11.14)%
2002	(32.88)%
2003	27.45%
2004	8.05%
2005	6.91%
2006	3.66%
2007	35.55%

Best Calendar Quarter:	Q4 1999	28.73%
Worst Calendar Quarter:	Q3 2001	-19.37%

28 The returns shown in the bar chart are for Class Y shares.  The performance of Class N shares will differ due to differences in expenses and sales charges.

The table on the following page shows the past performance of the Class Y and Class N shares of the Growth Portfolio compared to that of the Russell 3000 Growth Index, an unmanaged broad-based index of companies with higher price-to-book ratios and higher forecasted growth values.   The table provides an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s shares from year to year.  Similar to the bar chart above, the table assumes the reinvestment of dividends and other distributions.  As with all mutual funds, historical performance (before and after taxes) is not a prediction of future results.  The performance reflects expense limitations in effect for the Portfolio for certain years.  If expense limitations were not in place, the Portfolio’s performance during those years would have been reduced.

The after-tax returns are shown in two ways:  (1) assumes that you owned shares of the Portfolio during the entire period and paid taxes on the Portfolio’s distributions of taxable income and net capital gains; and (2) assumes that you paid taxes on the Portfolio’s distributions of taxable income and net capital gains and sold all shares at the end of each period.

22

Average Annual Total Return (for the period ended December 31, 2007)

	1 year	5 year	Since Inception[29]
Class Y Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares	35.55% 25.43% 23.15%	15.65% 15.62% 13.79%	13.80% 12.10% 11.14%
Class N30 [31] Return Before Taxes	35.17%	15.51%	3.91%
Russell 3000 Growth Index[32] Class Y inception Class N inception	11.40% 11.40%	12.42% 12.42%	0.84% (3.62%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  In certain circumstances, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts.  A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  The actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your shares through a tax-deferred arrangement, such as an IRA or 401(k) plan, the after-tax returns shown are not relevant to you.

29 Class Y shares were first offered on December 31, 1998.  Class N shares were first offered on March 31, 2000.

30 Prior to November 25, 2002, Class N shares were designated as Class A shares.  Class A shares were subject to a front-end sales charge.  The Class N performance information does not reflect deductions for these sales charges.

31 The performance for Class N shares reflects the reversal of certain previously accrued but unspent Rule 12b-1 fees.  If these accruals had not been reversed, Class N performance would have been lower.

32 The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.  The Russell 3000 Growth Index does not reflect any fees, expenses or taxes.  Investors cannot invest directly in the Index.

INVESTOR EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment) [33]	Class N	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original cost or current value, whichever is less)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Exchange Fee	None	None
Maximum Account Fee	None	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)	Class N	Class Y
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees[34]	0.05%	None
Other Expenses	0.47%	0.47%
Total Annual Portfolio Operating Expenses	1.27%	1.22%
Fee Waiver[35]	(0.02%)	(0.02%)
Net Expenses	1.25%	1.20%

33Shareholders will be charged a fee by the Transfer Agent for outgoing wire transfers.

34 Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  The Portfolio is currently accruing Distribution (12b-1) Fees at 0.05% but may accrue up to 0.35% under the Portfolio’s Distribution Plan.

35 The Adviser has contractually agreed to waive fees and/or reimburse expenses so as to cap the annual net expense ratio for the Portfolio at 1.55% for Class N and 1.20% for Class Y for the 2008 fiscal year.  This expense cap can be altered only with the approval of a majority vote of the Board of Trustees of the Trust.  The Adviser may recoup the amount of any fee waiver or reimbursed expense within three years of being made provided the combination of the Portfolio’s expenses and such reimbursements does not exceed the Portfolio’s expense cap.  If the actual expense ratio is less than the expense cap and the Adviser has recouped any eligible previous payments, the Portfolio will be charged only such lower expenses.  This expense limitation excludes interest, taxes, brokerage commissions, extraordinary expenses and AFFE, which are the indirect fees and expenses associated with the Fund’s investment in other registered and unregistered investment companies.

23

 The expense example below shows what a shareholder could pay in expenses over time and is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  It uses the same hypothetical conditions other mutual funds use in their prospectuses:  $10,000 initial investment for the time periods indicated, 5% annual total return, expenses remain unchanged.   In addition, since the Adviser has agreed to waive its management fees or reimburse expenses through the Portfolio’s 2008 fiscal year, Net Expenses were used to calculate the cost in year one, and Total Annual Portfolio Operating Expenses were used to calculate costs for years two through ten.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$127	$401	$695	$1,532
Class Y	$122	$385	$668	$1,476

24

RISK ELEMENTS

In seeking to achieve its investment objective, each Portfolio will rely on varying investment strategies.  The table and subsequent information provided below identify those elements that primarily make up a Portfolio’s overall risk and reward characteristics.  This information supplements the information provided under the “Risk Considerations” for each Portfolio.  This information also highlights certain investment strategies and corresponding risks for the Portfolios, which are not necessarily a Portfolio’s principal investment strategy.  The following strategies are not fundamental, and the Trustees may change these strategies without shareholder approval.

Strategies	Potential Rewards	Potential Risk
Market Conditions ♦ Under normal circumstances, each Portfolio plans to remain substantially fully invested. ♦ Each Portfolio seeks to limit risk through diversification in a large number of stocks.	♦ Stocks have generally outperformed more stable investments (such as short-term bonds and cash equivalents) over the long term.	♦ A Portfolio’s share price and performance will fluctuate in response to stock and bond market movements.
Management Choices ♦ The Adviser focuses on bottom-up research, fundamental security analysis and valuation methods to enhance returns.	♦ A Portfolio could outperform its benchmark due to its asset allocation and securities choices.	♦ A Portfolio could underperform its benchmark due to these same choices and due to expenses.
Short-Term Trading ♦ A Portfolio’s turnover rate may exceed 100% annually.	♦ A Portfolio could realize gains in short periods of time. ♦ A Portfolio could protect against losses if a stock is overvalued and its value later falls.

♦ Increased trading raises the Portfolios’ brokerage and related costs.

♦ Increased distributions of net short-term capital gain (which are taxable to shareholders as ordinary income) will raise a shareholder’s income tax liability. See “Dividends, Capital Gains Distributions and Taxes – Federal Taxes.”

25

Small Cap and Micro Cap Stocks

♦ For the Small Cap and Micro Cap Portfolios the Adviser focuses on companies with potential for strong growth in revenue, earnings and cash flow; strong management; leading products or services; and potential for improvement.

♦ 20% of the Small Cap and the Micro Cap Portfolios may be invested in securities of larger capitalization companies.

♦ Securities of companies with small and micro capitalizations may have greater potential than large cap companies to deliver above average growth rates that may not yet have been recognized by investors.

♦ The Small Cap and Micro Cap Portfolios could lose money because of the potentially higher risks of smaller companies and price volatility than investments in general equity markets.

♦The Micro Cap Portfolio may be unable to sell some of its securities and may be forced to hold them if the securities are thinly traded.

Growth Investing ♦ For the Portfolios the Adviser focuses on companies that are expected to grow faster than average.	♦ Growth companies may have more potential to provide higher growth rates than dividend-paying or value companies.

♦ The Portfolios that invest in growth companies may lose money if the Adviser is incorrect in its assessment of a company’s growth potential or if this style of investing is out of favor with investors.

The Portfolios may also invest in foreign securities.  There are certain risks unique to investing in foreign securities including the liquidity of foreign markets, political instability, fluctuations in foreign currency exchange rates, and differing regulatory systems.

36 For purposes of the percentages shown in the table, ADRs, EDRs and GDRs are deemed to be foreign securities.

26

The following table indicates the maximum percentage of total assets (at the time of investment) each Portfolio may invest in the investments listed below:

Each Portfolio
Bank obligations	10%
Foreign securities[36]	20%
Futures contracts[37,38]	5%/ 20%
Illiquid securities	15%
Investment companies (other than money market funds)	10%
Lending of securities	33 1/3%
Options transactions[37] [38]	5%/ 20%
Reverse repurchase agreements	33 1/3%
U.S. Government obligations	100%
Warrants	5%
When-issued securities	33 1/3%
Temporary Cash[39]	100%
Temporary Short-term obligations[39]	100%
Securities of any one issuer[40]	5%
Outstanding voting securities of any one issuer[40]	10%
Securities of issuers in any one industry	25%

Percentages are of total assets (except for Illiquid Securities which are shown as a percentage of net assets).

POLICIES

Policy on Disclosure of Portfolio Holdings

A description of the policy on disclosure of portfolio holdings is available in the Statement of Additional Information.

Policy on Market Timing

Each Portfolio is designed for long-term investment purposes and is not intended to provide a method for short-term gains.  The Trustees have adopted a market timing policy to discourage and help prevent market timing activities in the Portfolios.  This policy is applied consistently to all shareholders.  However, the ability of the Portfolios to detect and prevent market timing in certain accounts, such as omnibus accounts, is limited.

The Portfolios may decline to accept new accounts when there is reason to believe that the account may be used for market timing.  In addition, the Portfolios reserve the right to reject any purchase or exchange transaction without any prior notice, if in the opinion of the Portfolios, the transaction may be a market timing activity or if the transaction is excessive.  The Portfolios may consider the trading history of accounts to determine whether to reject a purchase or exchange transaction.  In addition, the transfer agent may monitor the Portfolios for market timing activities.

The risks of market timing in the Portfolios include interfering with the efficient management of the Portfolios by, among other things, causing the Portfolios to hold extra cash or to sell securities to meet redemptions, increasing portfolio turnover, brokerage expenses, and administrative costs and harming the performance of the Portfolios, particularly for long-term shareholders.

37 A Portfolio may not purchase futures contracts or options where premiums and margin deposits exceed 5% of total assets.

38 A Portfolio may not enter into futures contracts or options where the value of such futures contracts or options may exceed 20% of total assets.

39 A Portfolio will invest up to 100% of its assets in temporary investments only when, in the opinion of the Adviser, market conditions so require.

40 For each Portfolio these limits apply only to 75% of a Portfolio’s total assets.

27

For the Portfolios that invest in smaller cap stocks, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that smaller cap stocks may trade infrequently and thus their prices may be slow to react to information.

Policy on Allocation of IPOs

In managing its clients’ assets, the Adviser may distribute shares of initial public offerings (IPOs) to eligible accounts, which include the Portfolios.  Under normal conditions, the Advisor categorizes each IPO by market capitalization of the issuer and allocates shares of the IPO pro rata across all eligible accounts within that market capitalization strategy.

Policy on Proxy Voting

The Adviser has adopted and implemented proxy voting policies and procedures designed to vote each proxy in accordance with established proxy voting guidelines and in a manner that reflects the best interest of the Portfolios and its shareholders, taking into account the value of the Portfolios’ investment.  Every reasonable effort will be made to vote proxies.  However, the Adviser is not required to vote a proxy if it is not practicable to do so or it is determined that the potential costs involved with voting a proxy outweigh the potential benefits to a Portfolio and its shareholders.

INFORMATION ABOUT THE ADVISER

Brazos Capital Management, L.P. (the “Adviser”), located at 5949 Sherry Lane, Suite 1600, Dallas, Texas 75225, provides advisory services to registered investment companies, limited partnerships and separate advisory accounts of sophisticated institutional and individual clients.  As of December 31, 2007, the Adviser had $612 million in assets under management. The Adviser is responsible for the management of the Trust.  The Adviser uses a portfolio manager/research analyst model in a team approach where the responsibilities of team members vary by types of securities and sectors.  The Adviser believes that this management model provides stability for these Portfolios.  Biographical information for the portfolio managers of the Portfolios is as follows:

Michael S. Allocco, CMT
Portfolio Manager of Brazos Mid Cap and Brazos Growth
Education:  B.A. University of South Florida, M.B.A. University of Chicago
Industry Experience:  14 years
Years with Adviser: 5 years
Previous Investment Experience:   2000-2003, HLM Management Company - Sr. Technology Analyst and Portfolio Manager; 1997-2000, Dain Rauscher Wessels - Principal, Institutional Equity Sales

Jamie Cuellar, CFA
Portfolio Manager of Brazos Micro Cap and Brazos Small Cap
Education: B.B.A. University of San Diego, M.B.A. Cox School of Business, Southern Methodist University
Industry Experience:  14 years
Years with Adviser: 8 years
Previous Investment Experience:    1994-2000, Lee Financial Corporation - Investment Analyst; Fidelity Investments - Mutual Fund Service Group

28

The aforementioned portfolio managers serve as primary backup to each other’s Portfolios.  Information relating to the portfolio managers’ compensation, other accounts managed and ownership of Portfolio shares may be found in the Statement of Additional Information.

The Adviser’s investment focus is on identifying earnings growth in smaller companies before it is reflected in the stock price.  The Adviser focuses on:

•	investing in smaller companies;
•	investing in rapidly growing companies;
•	investing in companies with highly predictable revenue and profit streams;
•	investing in companies positioned to accelerate profit growth above general expectations; and
•	constructing diversified portfolios to moderate risk.

The Adviser employs a bottom-up process in researching companies.  Bottom-up research often includes interviews with senior management, as well as the companies’ competitors, customers and suppliers.  The list of potential investments is further filtered by the use of traditional fundamental security analysis and valuation methods.  The Adviser will often visit a company prior to investing.

For the fiscal year ended November 30, 2007, each Portfolio paid the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Fee
Micro Cap	1.07%
Small Cap	0.39%
Mid Cap	0.50%
Growth	0.56%

A discussion of the basis of the Board of Trustees approval of the investment advisory contract is available in the Annual Report to Shareholders for the period ended November 30, 2007.

Information About the Adviser’s Affiliates

The Adviser is an indirect subsidiary of American International Group, Inc. (“AIG”) and is a member company of AIG Investments.  AIG Investments comprises a group of international companies (including the Adviser), which provide investment advice and market asset management products and services to clients around the world.  As of December 31, 2007, AIG Investments managed approximately $753.7 billion, of which approximately $622 billion relates to AIG affiliates and $131.7 billion relates to client assets.  These figures do not include assets sub-advised by third party managers.

VALUATION OF SHARES

The net asset value (“NAV”) of each class of shares of a Portfolio is determined by dividing the sum of the total market value of a Portfolio’s investments and other assets, less any liabilities, by the total number of shares outstanding.  Each Portfolio calculates the NAV of each class of its shares separately by dividing the total value of each class’ net assets by the shares outstanding of such class.  Some Portfolios may hold securities that are listed on foreign exchanges.  These securities may trade on weekends or other days when the Portfolios do not calculate NAV.  In addition, bonds may trade on days when a Portfolio does not calculate its NAV.  As a result, the market value of a Portfolio’s investments may change on days when you cannot purchase or sell Portfolio shares.  NAV per share for each Portfolio is determined as of the close of the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for business.

29

Each Portfolio uses the last quoted trading price or official closing price as the market value for equity securities.  For non-Nasdaq listed securities, each Portfolio uses the same price quoted by the exchange on which the security is primarily traded.  For Nasdaq equity securities, each Portfolio uses the Nasdaq official closing price.  Unlisted securities and listed securities, which have not been traded on the valuation date are valued at the average between the last price asked and the last price bid.  For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents based upon the latest available bid price of such currencies against U.S. dollars quoted by any major bank or by any broker.

Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market.  NAV includes interest on fixed income securities, which is accrued daily.  Bonds and other fixed income securities are generally valued at the mean between the closing bid and asked prices provided by a pricing service.  If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method, which is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices.  Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board of Trustees determines that amortized cost reflects fair value.

Securities for which market prices are not “readily available,” or which, in the judgment of the Adviser, have market prices that are stale or do not represent fair value, or securities which cannot be valued using the methodologies described above will generally be valued in accordance with the fair value procedures established by the Board of Trustees. In addition, if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value.  For example, regarding securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its NAV.  The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates its NAV if an event that could materially affect the value of those securities has occurred between the time of the security’s last trade and the time as of which the Portfolio calculates its NAV.

Generally, the fair value of a portfolio security shall be the amount that the Portfolio might reasonably expect to receive upon its current sale.  Some of the information which the Adviser may review when making a determination as to the fair value of a portfolio security includes: (i) the type of security or asset; (ii) the cost at the date of purchase; (iii) the size of the Portfolio’s holding; (iv) the last trade price; (v) fundamental analytical data relating to the investment in the security; (vi) the nature and duration of any restriction on the disposition of the security; (vii) the adviser’s evaluation of the forces that influence the market in which the security is purchased and sold; (viii) the financial statement of the issuer; (ix) special reports prepared by analysts; (x) information as to any transactions or offers with respect to the security; (xi) existence of merger proposals or tender offers affecting the security; (xii) the price and extent of public trading in similar securities of the issuer or comparable companies and other relevant matters; (xiii) changes in interest rates; (xiv) observations from financial institutions; (xv) government (domestic or foreign) actions or pronouncements; (xvi) other news events; and (xvii) other possible methods of valuing portfolio securities.

There can be no assurance that the Portfolios could purchase or sell a portfolio security at the price used to calculate the Portfolios’ NAV.  In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value.  Fair valuations generally remain unchanged until new information becomes available.  Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

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Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Trust’s fair valuation procedures.  If any significant discrepancies are found, the Adviser may adjust the Trust’s fair valuation procedures.  The fair value procedures are principally implemented by the Adviser.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions

Each Portfolio will distribute annually to its shareholders substantially all of its net investment income and any net realized capital gains.  A Portfolio’s dividends and capital gain distributions will be reinvested automatically in additional shares of that Portfolio unless the Trust is notified in writing that the shareholder elects to receive dividends and/or capital gain distributions in cash.

The Portfolios reserve the right, if a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder’s address of record or if a check remains outstanding for six months, to reinvest the distribution checks in the shareholder’s account at the Portfolio’s current net asset value per share, and to reinvest all subsequent distributions.  No interest will accrue on amounts represented by uncashed distribution checks.

Federal Taxes

Each Portfolio contemplates declaring as dividends (sometimes referred to in this section as “distributions”) each year all or substantially all of its taxable income and net capital gain (that is the excess of net long-term capital gain over net short-term capital loss), if any.  You will be subject to income tax on Portfolio distributions regardless of whether they are paid in cash or reinvested in additional shares.

Distributions attributable to a Portfolio’s net capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares.  Those distributions will be subject to a 15% maximum federal income tax rate for individual shareholders to the extent the distributions are attributable to net capital gain a Portfolio recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2011.

Other distributions, including amounts attributable to dividends, interest and the excess of net short-term capital gain over net long-term capital loss (“net short-term gain”) a Portfolio earns or realizes, will generally be taxable as ordinary income.  Certain income dividends a Portfolio pays to individual shareholders will be taxed at the 15% maximum rate applicable to net capital gain.  This tax treatment will apply to a shareholder only if he or she satisfies certain holding period and other requirements regarding his or her Portfolio shares and the dividends are attributable to “qualified dividend income” (“QDI”) the Portfolio receives.  For this purpose, QDI means dividends a Portfolio receives from most U.S. corporations and “qualified foreign corporations,” provided that the Portfolio satisfies certain holding period and other requirements regarding the stock on which the dividends were paid. These special rules generally apply to taxable years beginning before January 1, 2011.  Thereafter, a Portfolio’s dividends, other than capital gain distributions, will be fully taxable at ordinary income tax rates unless legislative action is taken.

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A portion of a Portfolio’s dividends also may be eligible for the dividends-received deduction allowed to corporations.  The eligible portion may not exceed the aggregate dividends a Portfolio receives from U.S. corporations.  However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

By law, each Portfolio must withhold 28% of distributions and redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to you if you are an individual or other non-corporate shareholder and have not provided to the Trust a correct social security number or other taxpayer identification number.  Each Portfolio also must withhold 28% of distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason.

Because each Portfolio seeks capital appreciation as opposed to current income, the Trust anticipates that most of the distributions from the Portfolios will be taxed as long-term capital gain.  From time to time, however, distributions from the Micro Cap Portfolio (and possibly the other Portfolios) may be from ordinary income and net short-term gain (which is taxed as ordinary income, and is not QDI, when received by shareholders) in amounts that exceed capital gain distributions, primarily as a result of high portfolio turnover.

You should note that if you purchase shares just before a distribution, you will be taxed on that distribution like other shareholders, even though that distribution represents a return of part of your investment.  This is known as “buying into a distribution.”  You may wish to defer your purchase until after the record date for the distribution, so as to avoid this tax impact.

You will recognize taxable gain or loss on an exchange or redemption of your shares, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them.  This gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions that were received on the shares. Any capital gain an individual shareholder recognizes on a redemption or exchange through 2010 of his or her Portfolio shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

The one major exception to these tax principles is that distributions on, and exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan or account) will not be currently taxable.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges.  Shareholders should consult with their tax advisers regarding the tax status thereof in their state and locality.

SHAREHOLDER ACCOUNT INFORMATION

Selecting a Share Class

Class N and Y shares of each Portfolio are offered through this prospectus.

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Each class of shares has its own cost structure, so you can choose the one best suited to your investment needs.  Your broker or financial adviser can help you determine which class is right for you.

Class N	Class Y
► Initial investment for non-retirement account is $5,000 and retirement account is $1,000.
► Initial investment of at least $1,000,000.  Subsequent minimum investments must be at least $1,000.  Shares may be purchased and subsequent investments may be made without being subject to the minimum or subsequent investment limitations at the discretion of the officers of the Trust.

► No front-end sales charges. ► Distribution fee. ► Ongoing account maintenance and service fee.	► No front-end sales charge. ► Lower annual expenses than Class N.

Distribution and Service (12b-1) Fees

Class N shares of each Portfolio have their own 12b-1 plan that permits them to pay for distribution and account maintenance and other services provided to shareholders.  Under the plan, each Portfolio may pay a maximum annualized fee of up to 0.35% of the Portfolio’s average daily net assets.   Because 12b-1 fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Opening an Account

1.  Read this prospectus carefully.

2.  Determine how much you want to invest.  The minimum initial investment for Class N shares of each Portfolio is as follows:

•	non-retirement account: $5,000

•	retirement account: $1,000

•	Automatic Investment Plan: $500 to open; you must invest at least $50 a month.

The minimum subsequent investment for Class N shares is as follows:

•	non-retirement account: $100

•	retirement account: $25

3.  Complete the appropriate parts of the Account Application, carefully following the instructions.  By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.  If you have questions, please contact your broker or financial adviser or call the Trust at 1-800-426-9157.

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4.  Make your initial investment using the chart on the next page.  You can initiate any purchase, exchange or sale through your broker or financial adviser or by calling the Trust at 1-800-426-9157.

5.  If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Trust reserves the right to reinvest the distribution check in the shareholders’ account at the redeeming Portfolio’s then current NAV and to reinvest all subsequent distributions.

Verification of Certain Information

As required by federal law, the Trust, itself or through its designee, must obtain certain information (such as name, address, birth date and social security or other taxpayer identification number) from you prior to opening an account.  If your identity is unable to be verified, the Trust may refuse to open your account or your account may be opened but the Trust may take certain actions without prior notice to you including restricting account transactions pending verification of your identity.  If the Trust or its designee subsequently is unable to verify your identity, your account may be closed and the value of your shares at the next calculated NAV will be returned to you.

PURCHASE OF SHARES

Shares of each Portfolio may be purchased, at the NAV per share with respect to Class N and Y shares next determined after an order, including payment in the manner described herein, is received by the Trust (see “Valuation of Shares”).  The Trust reserves the right to reject your purchase order and to suspend the offering of shares of the Trust.  All purchases must be in U.S. dollars drawn on U.S. banks.

The Trust will not accept payment in cash or money orders.  The Trust also does not accept cashier’s checks in amounts less than $10,000.  Also, to prevent check fraud, the Trust will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  There is a $25.00 fee for all checks returned.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

Class Y shares may be purchased and subsequent investments may be made by principals, officers, associates and employees of the Trust and its affiliates, their families and their business or personal associates either directly or through their individual retirement accounts, and by any pension or profit-sharing plan of the Adviser, without being subject to the minimum or subsequent investment limitations for Class Y shares.

Purchasing Shares:	Opening an Account:	Adding to an Account:
By Check [Insert Graphic]	Make out a check for the investment amount, payable to “Brazos Mutual Funds.” Mail the check and your completed Account Application to the address indicated in “Mailing Addresses” below.
Make out a check for the investment amount, payable to “Brazos Mutual Funds.”

Fill out the detachable investment slip from an account statement.  If no slip is available, include a note specifying the Portfolio name, your share class, the Fund number, your account number, and the name(s) in which the account is registered.

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By Wire [Insert Graphic]
Mail your completed Account Application to the addresses indicated in “Mailing Addresses” below.  A completed Account Application is required in advance of your wire.

Obtain an account number by calling 1-800-426-9157.

Contact the Transfer Agent at 1-800-426-9157 to inform them of the wire, which will help ensure accurate credit upon receipt of the wire.

Instruct your bank to wire the amount of your investment to:
U.S. Bank, N.A.
777 E. Wisconsin Avenue
Milwaukee, WI
ABA #075000022
Credit U.S. Bancorp Fund Services
DDA #112-952-137
Brazos Mutual Funds
Account Name (Shareholder Name)
Shareholder Account Number

Contact the Transfer Agent at 1-800-426-9157 to inform them of the wire, which will help ensure accurate credit upon receipt of the wire.

Instruct your bank to wire the amount of your investment to:
U.S. Bank, N.A.
777 E. Wisconsin Avenue
Milwaukee, WI
ABA #075000022
Credit U.S. Bancorp Fund Services
DDA #112-952-137
Brazos Mutual Funds
Account Name (Shareholder Name)
Shareholder Account Number

Wired funds must be received prior to 4:00 Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By telephone [Insert Graphic]
If you elected this option on your account application, you may call 1-800-426-9157 to purchase shares via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network.  You must have banking information established on your account prior to making a purchase.  Each telephone purchase must be a minimum of $500 for Class N.

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Mailing Addresses [Insert Graphic]	Regular Mail Brazos Mutual Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701
Overnight Delivery

Brazos Mutual Funds
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Third Floor
Milwaukee, WI  53202

The Trust does not consider the U.S. Postal Service or other independent delivery services to be its agents.

By Exchange [Insert Graphic]	Call 1-800-426-9175 to request an exchange.	Review the current prospectus for the Portfolio or the fund into which you are exchanging. Call 1-800-426-9175 to request an exchange.

Other Companies Through Which You Can Purchase Brazos Mutual Funds

Fidelity Investment, Inc.	Charles Schwab & Co.	TD Ameritrade

National Financial	Charles Schwab & Co.	TD Ameritrade
Services/Fidelity	101 Montgomery Street	100 Wall Street
P. O. Box 770001	San Francisco, CA 94104	2nd Floor
Cincinnati, OH 45277-0003	1-800-435-8000	New York, NY 10005
1-800-233-3411

Automatic Investment Plan

Shareholders may also purchase additional Portfolio shares through an Automatic Investment Plan.  Under the Plan, U.S. Bancorp Fund Services, LLC, at regular intervals, will automatically debit a shareholder’s bank checking or savings account in an amount of $50 or more (subsequent to the minimum initial investment), as specified by the shareholder.  If you choose this option, funds will be automatically transferred from your bank account monthly.  Your financial institution must be a member of the Automated Clearing House (“ACH”) network in order to participate in the Plan.  The purchase of Portfolio shares will be effected at their offering price at 4 p.m., Eastern time, on the date of the month designated by the shareholder.  To establish the Automatic Investment Plan, check the appropriate box of the Application at the end of this Prospectus, or call 1-800-426-9157.  This service may not be provided for clients of broker-dealers or other financial intermediaries (“Service Agents”) who are provided similar services by those organizations.  You may change your purchase amount or terminate your participation in the Plan at any time by notifying the Transfer Agent by telephone or in writing, five days prior to the effective date of the next transaction.  A request to change bank information for the Plan requires a signature guarantee.  If your bank rejects your payment, the Transfer Agent will charge a $25.00 fee to your account.

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Other Purchase Information

Investments received by the close of the NYSE (generally 4 p.m. ET) will be invested at the NAV calculated after the NYSE closes that day.  Orders received after the close of the NYSE will receive the NAV calculated on the next business day.

Shares of the Portfolios may be purchased by customers of Service Agents which deal with the Trust on behalf of their customers.  Service Agents may impose additional or different conditions on the purchase or redemption of shares of Portfolios and may charge transaction or other account fees.  Each Service Agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different purchase and redemption conditions.  Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditions.  Amounts paid to Service Agents may include transaction fees and/or service fees paid by the Trust from the Trust assets attributable to the Service Agent, and which would not be imposed if shares of the Portfolios were purchased directly from the Trust or the Distributor.  The Service Agents may provide shareholder services to their customers that are not available to shareholders dealing directly with the Trust.  A salesperson and any other person entitled to receive compensation for selling or servicing shares of the Portfolios may receive different compensation with respect to one particular class of shares over another in the Trust.

Service Agents, or if applicable, their designees, that have entered into agreements with the Trust or its agent, may enter confirmed purchase or redemption orders on behalf of clients and customers, with payment to follow no later than the Portfolios’ pricing on the following business day.  If payment is not received by the Trust’s Transfer Agent by such time, the Service Agent could be held liable for resulting fees or losses.  A Portfolio may be deemed to have received a purchase or redemption order when a Service Agent, or, if applicable, its authorized designee, accepts the order.  Orders received by the Trust in proper form will be priced at each Portfolio’s NAV next computed after they are received by the Service Agent or its authorized designee.  Service Agents are responsible to their customers and the Trust for timely transmission of all subscription and redemption requests, investment information, documentation and money.

Distributor

Quasar Distributors, LLC (“Distributor”), distributes each Portfolio’s shares offered herein.  The Distributor, an affiliate of the Trust’s administrator, transfer agent and custodian, receives fees under each Portfolio’s Rule 12b-1 plans.

Exchange Privileges

Shares of each Portfolio may be exchanged for the same class of shares of any other Portfolio included in the Trust.  Exchange requests should be made by writing to Brazos Mutual Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin  53201-0701 or by calling the Trust at 1-800-426-9157.

Any exchange will be based on the NAV of the shares involved.  There is no charge of any kind assessed by the Trust for an exchange.  Before making an exchange into a Portfolio, a shareholder should read the Prospectus of the Portfolio which you would like to exchange (contact the Trust at 1-800-426-9157 for additional copies of the Prospectus).  All exchanges are subject to applicable minimum initial investment requirements.  Exchanges can only be made between Portfolios.  An exchange of shares generally will constitute a taxable transaction except for IRAs, Keogh Plans, 401(k) plans and other tax-qualified or tax-exempt accounts.

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The exchange privilege may be terminated or modified upon 60 days’ written notice.  Exchange requests may be made either by mail or telephone.  Telephone exchanges will be accepted only if the certificates for the shares to be exchanged have not been issued to the shareholder and if the registration of the two accounts will be identical.  Requests for exchanges with other Portfolios or funds distributed by the Distributor received prior to the close of the NYSE (generally 4 p.m. ET) will be processed as of the close of business on the same day.  Requests received after that time will be processed on the next business day.  The Board of Trustees may limit the frequency and amount of exchanges permitted.  For additional information regarding telephoned instructions, see “Redemption of Shares by Telephone” below.  An exchange into the same share class of another Portfolio is treated as a sale of shares and may result in capital gain or loss for income tax purposes.

To protect the interests of other shareholders, the Trust may cancel the exchange privileges of any investors that, in the opinion of the Trust, are using market timing strategies or making excessive exchanges.  A Portfolio may also refuse any exchange order.

Certificated shares.  Most shares are electronically recorded.  If you wish to have certificates for your shares, please call the Trust at 1-800-426-9157 for further information.  You may sell or exchange certificated shares only by returning the certificates to the Portfolios, along with a letter of instruction and a signature guarantee.  The Portfolios do not issue certificates for fractional shares.

REDEMPTION OF SHARES

Any redemption may be more or less than the purchase price of your shares depending on the market value of the investment securities held by your Portfolio(s).

Shares of any Portfolio may be redeemed by mail or telephone, at any time, at NAV as next determined after receipt of the redemption request.  A $15.00 fee will be charged to shareholders for wire redemptions for Class N and Y shares.

Redeeming shares:	Designed for:	To sell some or all of your shares:
By Letter [Insert Graphic]
Accounts of any type.

Redemptions of $100,000 or more, but less than $5,000,000, for Class Y shares should be in writing.

Redemptions of $5,000,000 or more for Class Y shares and redemptions of $100,000 or more for Class N shares must be in writing with a signature guarantee.

Write a letter of instruction indicating the Portfolio name, the Fund number, your share class, your account number, the names in which the account is registered, and the dollar value or number of shares you wish to sell.

Include all signatures and any additional documents that may be required.

Mail the materials to:

Brazos Mutual Funds
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Third Floor
Milwaukee, WI  53202

A check will normally be mailed on the next business day to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction. A fee will be deducted from your account for all overnight courier requests.

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By Telephone [Insert Graphic]
Most accounts.

If selected on your Account Application you may redeem shares up to $100,000 by telephone.  Redemptions from either class, in excess of this amount, must be made in writing.  Class N redemptions require a signature guarantee for amounts of $100,000 or greater.  Class Y redemptions in excess of $5,000,000 also require a signature guarantee.

For automated service 24 hours a day using your touch-tone phone, dial 1-800-426-9157.

To place an order or to speak to a representative from Brazos Mutual Funds, call 1-800-426-9157 between 9:00 a.m. and 8:00 p.m. (Eastern Time) on most business days.

By Wire [Insert Graphic]	If selected on your Account Application proceeds will be wired to your predetermined bank account.	Fill out the “Telephone Options” section of your new account application. Amounts of $1,000 or more will be wired on the next business day. A $15 fee will be deducted from your account.
By Exchange [Insert Graphic]	Accounts of any type. Redemptions of any amount.	Review the current prospectus for the Portfolio or the fund into which you are exchanging. Call 1-800-426-9157 to request an exchange.

Systematic Withdrawal Plan

If you own shares of a Portfolio with a value of $5,000 or more for Class N, you may establish a Systematic Withdrawal Plan.  You may receive monthly or quarterly payment in amounts of not less than $50 per payment.  To participate in the Systematic Withdrawal Plan, complete the appropriate section of the new account application, or call 1-800-436-9157.  You may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee’s address, by notifying U.S. Bancorp Fund Services, LLC five days prior to the effective date.  This service may not be provided by Service Agent clients who are provided similar services by those organizations.  Note that this plan may deplete your investment and affect your income or yield.  You should not make systematic withdrawals if you plan to continue investing in a Portfolio, due to potential tax liabilities resulting from the withdrawals (which are treated as sales of shares for income tax purposes).

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Signature Guarantees

Signature guarantees are required in the following situations:

•	When redemption proceeds are sent to any person, address or bank account not on record;

•	When redemption proceeds are sent by wire if such action was not previously authorized on the account;

•	If a change of address was received by the Transfer Agent within the last 15 days;

•	When redemption requests are $5,000,000 or more for Class Y shares and $100,000 or more for Class N shares;

•	When establishing or modifying certain services on an account; or

•	If ownership is changed on the account.

In addition to the situations described above, the Trust and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.

The purpose of signature guarantees is to verify the identity of the party who has authorized a redemption.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (STAMP).  A notary public is not an acceptable signature guarantor.

Redemptions from IRAs and Retirement Plans

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Other Redemption Information

Normally, each Portfolio will make a payment for all shares redeemed under proper procedures within one business day of and no more than seven business days after receipt of the request.  The Trust may suspend the right of redemption or postpone the date, as permitted by the SEC, including under emergency circumstances and at times when the NYSE is closed.

If the Trustees determine that it would be detrimental to the best interests of remaining shareholders of the Portfolios to make payment wholly or partly in cash, the Portfolios may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by a Portfolio in lieu of cash in conformity with applicable rules of the SEC.  Investors may incur brokerage charges on the sale of portfolio securities so received in payment of redemptions.

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No redemption request will become effective until the Transfer Agent has received all documents in proper form.  Shareholders should contact the Transfer Agent at 1-800-426-9157 for further information concerning documentation required for redemption of Portfolio shares.  If any portion of the shares to be redeemed represents an investment made by check, the Trust may delay the payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected.  This may take up to fifteen calendar days from the purchase date.

DELIVERY OF PROSPECTUSES AND SHAREHOLDER REPORTS

In an effort to decrease costs, the Trust has reduced the number of duplicate prospectuses, annual and semi-annual shareholder reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  You may decline this option at any time and receive individual copies, by calling toll-free at 1-800-426-9157.  Individual copies will be sent within 30 days after receiving your request.

RETIREMENT PLANS

Shares of the Portfolios are available for use in certain types of tax-deferred retirement plans and accounts such as:

•	IRAs (including Roth IRAs);
•	employer-sponsored defined contribution plans (including 401(k) plans);
•	defined benefit plans; and
•	tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code.

Portfolio shares also may be used in Coverdell education savings accounts.

Qualified investors benefit from the tax-free compounding of income dividends and capital gain distributions in these plans and accounts.  Application forms and brochures describing investments in the Portfolios for these plans and accounts can be obtained by calling the Trust at 1-800-426-9157.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of each Portfolio for the past 5 years.  Certain information reflects financial results for a single Portfolio share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class N and/or Y shares of a Portfolio (assuming the reinvestment of all dividends and other distributions).  This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with each Portfolio’s financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

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MICRO CAP PORTFOLIO

Period Ended	Net Asset Value, beginning of period	Net Invest- ment loss(1)	Net gain (loss) on Invest- ments (realized and unrealized)	Total from invest- ment operations	Dividends from net invest-ment income	Distri-butions from capital gains	Total distri-butions	Net Asset Value, end of period	Total return(2)	Net Asset end of period (000’s)	Ratio of net expenses to average net assets(3)	Ratio of net investment loss to average net assets(4)	Portfolio Turnover(6)
Class Y
11/30/2003	$12.11	$(0.18)	$7.15	$6.97	$—	$—	$—	$19.08	57.56%	$223,006	1.48%	(1.30)%	155%
11/30/2004	19.08	(0.25)	1.44	1.19	—	—	—	20.27	6.24	155,302	1.52	(1.36)	220
11/30/2005	20.27	(0.24)	0.73	0.49	—	—	—	20.76	2.42	94,226	1.52	(1.22)	197
11/30/2006	20.76	(0.21)	4.05	3.84	—	(0.14)	(0.14)	24.46	18.64	86,841	1.60	(0.92)	304
11/30/2007	24.46	(0.26)	4.77	4.51	—	(4.09)	(4.09)	24.88	21.94	90,421	1.60	(1.13)	149
Class N(5)
11/30/2003	$12.07	$(0.23)	$7.11	$6.88	$—	$—	$—	$18.95	57.00%	$11,690	1.76%	(1.58)%	155%
11/30/2004	18.95	(0.29)	1.41	1.12	—	—	—	20.07	5.91	8,693	1.76	(1.60)	220
11/30/2005	20.07	(0.28)	0.71	0.43	—	—	—	20.50	2.14	12,408	1.75	(1.45)	197
11/30/2006	20.50	(0.22)	4.10	3.88	—	(0.14)	(0.14)	24.24	19.07	6,707	1.81	(1.13)	304
11/30/2007	24.24	(0.16)	4.68	4.36	—	(4.09)	(4.09)	24.51	21.53	12,851	1.87	(1.39)	149

(1)           Calculated based upon average shares outstanding.
(2)           Total return is not annualized and does not reflect sales load.
(3)	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursement, as follows:

	11/30/2003	11/30/2004	11/30/2005	11/30/2006	11/30/07
Micro Cap Portfolio Class Y	1.51%	1.52%	1.62%	1.73%	1.73%
Micro Cap Portfolio Class N	1.79	1.81	1.90	1.99	2.06

(4)	Ratio presented above represents net investment loss net of waivers and reimbursements. Ratio of net investment loss to average net assets before expense reimbursement, as follows:

	11/30/2003	11/30/2004	11/30/2005	11/30/2006	11/30/07
Micro Cap Portfolio Class Y	(1.32)%	(1.36)%	(1.22)%	(1.05)%	(1.26)%
Micro Cap Portfolio Class N	(1.61)	(1.65)	(1.50)	(1.31)	(1.58)

(5)           Formerly Class A shares.
(6)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

42

 SMALL CAP PORTFOLIO

Year Ended	Net Asset Value, beginning of year	Net Invest- ment loss(1)	Net gain (loss) on Invest- ments (realized and unrealized)	Total from invest-ment operations	Dividends from net invest-ment income	Distri-butions from capital gains	Total distri-butions	Net Asset Value, end of year	Total return(2)		Net Asset end of year (000’s)	Ratio of net expenses to average net assets(3)	Ratio of net investment loss to average net assets(4)	Portfolio Turnover(6)
Class Y
11/30/2003	$13.27	$(0.12)	$4.04	$3.92	$—	$—	$—	$17.19	29.54%		$809,795	1.11%	(0.84)%	161%
11/30/2004	17.19	(0.17)	0.65	0.48	—	—	—	17.67	2.79		179,459	1.17	(1.01)	225
11/30/2005	17.67	(0.16)	1.08	0.92	—	—	—	18.59	5.21		33,082	1.28	(0.95)	186
11/30/2006	18.59	(0.16)	2.95	2.79	—	—	—	21.38	15.01		25,284	1.35	(0.82)	307
11/30/2007	21.38	0.55	5.88	6.43	—	—	—	27.81	30.07	[7]	29,559	1.35	2.21	173
Class N(5)
11/30/2003	$13.02	$(0.16)	$3.94	$3.78	$—	$—	$—	$16.80	29.03%		$16,979	1.41%	(1.14)%	161%
11/30/2004	16.80	(0.21)	0.64	0.43	—	—	—	17.23	2.56		3,980	1.47	(1.31)	225
11/30/2005	17.23	(0.20)	1.05	0.85	—	—	—	18.08	4.93		4,189	1.50	(1.17)	186
11/30/2006	18.08	(0.20)	3.13	2.93	—	—	—	21.01	16.21		3,698	1.59	(1.06)	307
11/30/2007	21.01	0.46	5.78	6.24	—	—	—	27.25	29.70	[7]	6,658	1.64	1.87	173

(1)           Calculated based upon average shares outstanding.
(2)           Total return is not annualized and does not reflect sales load.
(3)	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2003	11/30/2004	11/30/2005	11/30/2006	11/30/07
Small Cap Portfolio Class Y	1.11%	1.17%	1.38%	1.68%	1.86%
Small Cap Portfolio Class N	1.41	1.52	1.65	1.95	2.20

(4)	Ratio presented above represents net investment loss net of waivers and reimbursements. Ratio of net investment loss to average net assets before expense reimbursement, as follows:

	11/30/2003	11/30/2004	11/30/2005	11/30/2006	11/30/07
Small Cap Portfolio Class Y	(0.84)%	(1.01)%	(0.95)%	(1.13)%	1.70%
Small Cap Portfolio Class N	(1.14)	(1.36)	(1.22)	(1.42)	1.31

(5)           Formerly Class A shares.
(6)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(7)	Payments by affiliates (see Note 4) on September 14, 2007 increased the total return by 2.68% and 2.74% for Class Y and Class N shares, respectively.

43

  MID CAP PORTFOLIO

Period Ended	Net Asset Value, beginning of period	Net Invest- ment loss(1)	Net gain (loss) on Invest- ments (realized and unrealized)	Total from invest- ment operations	Dividends from net invest-ment income	Distri-butions from capital gains	Total distri-butions	Net Asset Value, end of period	Total return(2)	Net Asset end of period (000’s)	Ratio of net expenses to average net assets(3)	Ratio of net investment loss to average net assets(4)	Portfolio Turnover(6))
Class Y
11/30/2003	$8.56	$(0.07)	$2.23	$2.16	$—	$—	$—	$10.72	25.23%	$124,465	1.01%	(1.72)%	172%
11/30/2004	10.72	(0.07)	0.69	0.62	—	—	—	11.34	5.78	43,962	1.03	(0.66)	250
11/30/2005	11.34	(0.08)	1.04	0.96	—	—	—	12.30	8.47	27,743	1.19	(0.71)	272
11/30/2006	12.30	0.06	0.62	0.68	—	(1.51)	(1.51)	11.47	5.93	14,951	1.20	0.52	499
11/30/2007	11.47	(0.09)	3.41	3.32	(0.06)	(0.92)	(0.98)	13.81	31.62	6,126	1.20	(0.77)	237
Class N(5)
11/30/2003	$8.45	$(0.07)	$2.19	$2.12	$—	$—	$—	$10.57	25.09%	$31,109	1.07%	(0.78)%	172%
11/30/2004	10.57	(0.07)	0.69	0.62	—	—	—	11.19	5.87	32,405	1.05	(0.68)	250
11/30/2005	11.19	(0.09)	1.02	0.93	—	—	—	12.12	8.31	34,126	1.25	(0.77)	272
11/30/2006	12.12	0.05	0.60	0.65	—	(1.51)	(1.51)	11.26	5.86	35,833	1.22	0.50	499
11/30/2007	11.26	(0.09)	3.29	3.20	(0.06)	(0.92)	(0.98)	13.48	31.22	46,781	1.23	(0.80)	237

(1)           Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load.
(3)	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursement, as follows:

	11/30/2003	11/30/2004	11/30/2005	11/30/2006	11/30/07
Mid Cap Portfolio Class Y	1.01%	1.03%	1.19%	1.35%	1.45%
Mid Cap Portfolio Class N	1.07	1.05	1.25	1.37	1.48%

(4)	Ratio presented above represents net investment loss net of waivers and reimbursements. Ratio of net investment loss to average net assets before expense reimbursement, as follows:

	11/30/2003	11/30/2004	11/30/2005	11/30/2006	11/30/07
Mid Cap Portfolio Class Y	(0.72)%	(0.66)%	(0.71)%	0.37%	(1.02)%
Mid Cap Portfolio Class N	(0.78)	(0.68)	(0.77)	0.35	(1.05)%

(5)           Formerly Class A shares.
(6)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

44

GROWTH PORTFOLIO

Period Ended	Net Asset Value, beginning of period	Net Invest- ment loss(1)	Net gain (loss) on Invest- ments (realized and unrealized)	Total from invest- ment operations	Dividends from net invest-ment income	Distri-butions from capital gains	Total distri-butions	Net Asset Value, end of period	Total return(2)		Net Asset end of period (000’s)	Ratio of net expenses to average net assets(3)	Ratio of net investment loss to average net assets(4)	Portfolio Turnover(6)
Class Y
11/30/2003	$11.00	$(0.09)	$0.09	$2.86	$—	$—	$—	$13.86	26.00%		$36,554	1.09%	(1.73)%	178%
11/30/2004	13.85	(0.05)	0.05	0.60	—	—	—	14.46	4.33		24,563	1.20	(0.40)	274
11/30/2005	14.46	(0.10)	0.10	1.36	—	—	—	15.82	9.41		16,107	1.20	(0.70)	295
11/30/2006	15.82	0.05	0.84	0.89	—	—	—	16.71	5.63		8,675	1.20	0.31	507
11/30/2007	16.71	0.10	5.05	5.15	(0.05)	—	(0.05)	21.81	30.95	[7]	7,991	1.20	0.55	239
Class N(5)
11/30/2003	$10.87	$(0.08)	$2.90	$2.82	$—	$—	$—	$13.69	25.94%		$37,930	1.12%	(0.76)%	178%
11/30/2004	13.69	(0.06)	0.64	0.58	—	—	—	14.27	4.24		38,440	1.23	(0.43)	274
11/30/2005	14.27	(0.11)	1.43	1.32	—	—	—	15.59	9.25		42,492	1.24	(0.74)	295
11/30/2006	15.59	0.05	0.83	0.88	—	—	—	16.47	5.64		44,048	1.24	0.27	507
11/30/2007	16.47	0.08	4.94	5.02	(0.05)	—	(0.05)	21.44	30.59	[7]	65,502	1.23	0.45	239

(1)           Calculated based upon average shares outstanding.
(2)           Total return is not annualized and does not reflect sales load.
(3)	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursement, as follows:

	11/30/2003	11/30/2004	11/30/2005	11/30/2006	11/30/2007
Growth Portfolio Class Y	1.14%	1.19%	1.30%	1.37%	1.39%
Growth Portfolio Class N	1.17	1.22	1.34	1.41	1.42

(4)	Ratio presented above represents net investment loss net of waivers and reimbursements. Ratio of net investment loss to average net assets before expense reimbursement, as follows:

	11/30/2003	11/30/2004	11/30/2005	11/30/2006	11/30/2007
Growth Portfolio Class Y	(0.78)%	(0.39)%	(0.80)%	0.14%	0.36%
Growth Portfolio Class N	(0.81)	(0.42)	(0.84)	0.10	0.26

(5)           Formerly Class A shares.
(6)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(7)	Payments by affiliates (see Note 4) on September 14, 2007 increased the total return by 1.21% and 1.23% for Class Y and Class N shares, respectively.

45

Brazosfunds.com

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Annual and Semi-Annual Reports to Shareholders

Provide the funds’ most recent financial reports and portfolio listings, as well as a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during the last fiscal period.

Statement of Additional Information (SAI)

Contains a more detailed description of the funds’ operations, restrictions, policies and management.  The SAI is incorporated by references into this prospectus, which means that it is legally part of this prospectus.

SEC:  Text only version of Company documents can be viewed online or downloaded from:  http://www.sec.gov

You may review and obtain copies of Trust information at the SEC Public Reference Room, 100 F Street, Washington, D.C. (1-202-551-8090). Copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference Section, Washington D.C. 20549, or by electronic request to publicinfo@sec.gov.  The Trust does not make its SAI available on its website since this document is available at the SEC’s website.

Investment Company Act of 1940 File No. 811-07881.

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c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street   *   Milwaukee, WI 53202

800.426.9157

BRAZOS MUTUAL FUNDS

Statement of Additional Information

dated March 28, 2008

5949 Sherry Lane, Suite 1600	General Marketing and
Dallas, TX 75225	Shareholder Information
(800) 426-9157

Brazos Mutual Funds (the “Trust”) is a mutual fund consisting of multiple investment portfolios.  This Statement of Additional Information (“SAI”) relates to:  Classes N (formerly A) and Y shares of the Brazos Micro Cap Portfolio, Brazos Small Cap Portfolio and Brazos Growth Portfolio; and Classes N (formerly A, B and II) and Y shares of Brazos Mid Cap Portfolio (each a “Portfolio”).  Each Portfolio has a distinct investment objective and strategy.

This SAI is not a prospectus, but should be read in conjunction with the Trust’s prospectus dated March 28, 2008 (the “Prospectus”).  To obtain a Prospectus or the Trust’s annual and semi-annual reports free of charge, please call the Trust at (800) 426-9157 or write the Trust at U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.  Capitalized terms used in this SAI but not defined have the meanings assigned to them in the Prospectus.

TABLE OF CONTENTS

PAGE

HISTORY OF THE PORTFOLIOS	3
INVESTMENT OBJECTIVES AND POLICIES	3
INVESTMENT RESTRICTIONS	21
TRUSTEES AND OFFICERS	22
ADVISER, DISTRIBUTOR AND ADMINISTRATOR	28
PORTFOLIO TRANSACTIONS AND BROKERAGE	34
ADDITIONAL INFORMATION REGARDING THE SHARES	36
ADDITIONAL INFORMATION REGARDING PURCHASES OF CLASS N AND Y SHARES	38
ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES	39
EXCHANGE PRIVILEGES	40
DETERMINATION OF NET ASSET VALUE	41
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	41
RETIREMENT PLANS	44
DESCRIPTION OF SHARES	45
PROXY VOTING POLICIES AND PROCEDURES	46
PORTFOLIO HOLDINGS INFORMATION	47
ADDITIONAL INFORMATION	48
FINANCIAL STATEMENTS	49

Appendix A	A-1

No dealer, salesman or other person has been authorized to give any information or to make any representations, other than those contained in this SAI or in the Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust, the Adviser or the Distributor.  This SAI and the Prospectus do not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction in which such an offer to sell or solicitation of an offer to buy may not lawfully be made.

The Trust is a Delaware statutory trust that is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

HISTORY OF THE PORTFOLIOS

The Trust was organized as a Delaware statutory trust on October 28, 1996.  The Trust’s principal office is located at 5949 Sherry Lane, Suite 1600, Dallas, Texas 75225.  Each Portfolio is a diversified open-end management investment company.  Brazos Capital Management, L.P. (the “Adviser”) serves as the investment adviser to the Trust.

INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and policies of the Portfolios are described in the Prospectus.  Certain types of securities in which the Portfolios may invest and certain investment practices that the Portfolios may employ are described in the Prospectus and are discussed more fully below.  Unless otherwise specified, each Portfolio may invest in the following securities.  The stated percentage limitations are applied to an investment at the time of purchase unless indicated otherwise.

Illiquid and Restricted  Securities.  No more than 15% of the value of a Portfolio’s net assets, determined as of the date of purchase, may be invested in illiquid securities including repurchase agreements that have a maturity of longer than seven days, interest-rate swaps, currency swaps, caps, floors and collars, or other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.  Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days.  A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  There will generally be a lapse of time between a mutual fund’s decision to sell an unregistered security and the registration of such security.  Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, each of the Portfolios will generally seek to obtain the right of registration at the expense of the issuer (except in the case of Rule 144A securities, discussed below).

A large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

For example, pursuant to applicable guidelines, restricted securities, such as securities eligible for resale under Rule 144A promulgated under the Securities Act, or certain private placements of commercial paper issued in reliance on an exemption from such Act pursuant to Section 4(2) thereof, may be deemed to be liquid for purposes of this restriction.  This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers (as defined in Rule 144A) become for a time uninterested in purchasing these restricted securities.  In addition, a repurchase agreement that by its terms can be liquidated before its nominal fixed-term on seven days or less notice is regarded as a liquid instrument.  The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Trustees. In reaching liquidity decisions the Adviser will consider, among other things, pursuant to guidelines and procedures established by the Trustees, the following factors:  (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).  Subject to the applicable limitation on illiquid securities investments, a Portfolio may acquire securities issued by the U.S. Government, its agencies or instrumentalities in a private placement.

Commercial paper issues in which a Portfolio’s net assets may be invested include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act (“Section 4(2) paper”).  Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction.  Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.  Section 4(2) paper issued by a company that files reports under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above.  A Portfolio’s 15% limitation on investments in illiquid securities includes Section 4(2) paper other than Section 4(2) paper that the Adviser has determined to be liquid pursuant to guidelines established by the Trustees.  The Trustees have delegated to the Adviser the function of making day to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Trustees that require the Adviser to take into account the same factors described above for other restricted securities and require the Adviser to perform the same monitoring and reporting functions.

Repurchase Agreements.  Each Portfolio may enter into repurchase agreements only involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Adviser, subject to applicable guidelines.  In such agreements, the seller agrees to repurchase the security at a mutually agreed-upon time and price.  The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months.  The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return effective for the period of time a Portfolio’s money is invested in the security. Whenever a Portfolio enters into a repurchase agreement, it obtains collateral having a value equal to the repurchase price, including accrued interest, or 102% of the repurchase price if such securities mature in more than one year.  The instruments held as collateral are valued daily and if the value of the instruments declines, the Portfolio will require additional collateral.  If the seller under the repurchase agreement defaults, the Portfolio may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral.  In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.  The Trustees have established guidelines to be used by the Adviser in connection with transactions in repurchase agreements and will regularly monitor each Portfolio’s use of repurchase agreements.  A Portfolio will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along with other illiquid securities exceeds 15% of the value of its net assets.  However, there is no limit on the amount of a Portfolio’s net assets that may be subject to repurchase agreements having a maturity of seven days or less for temporary defensive purposes.

Reverse Repurchase Agreements.  Each Portfolio may enter into reverse repurchase agreements.  In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement.  The Portfolio then invests the proceeds from the transaction in another obligation in which the Portfolio is authorized to invest.  The Portfolio’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage.  A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement.  In order to minimize any risk involved, the Portfolio will segregate cash or liquid securities in an amount at least equal in value to its purchase obligations under these agreements (including accrued interest).  In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio’s repurchase obligation, and the Portfolio’s use of proceeds of the agreement may effectively be restricted pending such decision.  Reverse repurchase agreements are considered to be borrowings and are subject to the percentage limitations on borrowings.  See “Investment Restrictions.”

Fixed Income Securities.  Each Portfolio may invest, subject to the percentage and credit quality limitations stated herein and in the Prospectus, in debt securities, mainly obligations issued by governments and money market instruments, without regard to the maturities of such securities.

Fixed income securities are broadly characterized as those that provide for periodic payments to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future.  Others do not provide for repayment of a principal amount, although they may represent a priority over common stockholders in the event of the issuer’s liquidation.  Many fixed income securities are subject to scheduled retirement, or may be retired or “called” by the issuer prior to their maturity dates.  The interest rate on certain fixed income securities, known as “variable rate obligations,” is determined by reference to or is a percentage of an objective standard, such as a bank’s prime rate, the 90-day Treasury bill rate, or the rate of return on commercial paper or bank certificates of deposit, and is periodically adjusted.  Certain variable rate obligations may have a demand feature entitling the holder to resell the securities at a predetermined amount.  The interest rate on certain fixed income securities, called “floating rate instruments,” changes whenever there is a change in a designated base rate.

The market values of fixed income securities tend to vary inversely with the level of interest rates -- when interest rates rise, their values will tend to decline; when interest rates decline, their values generally will tend to rise.  The potential for capital appreciation with respect to variable rate obligations or floating rate instruments will be less than with respect to fixed-rate obligations.  Long-term instruments are generally more sensitive to these changes than short-term instruments.  The market value of fixed income securities and therefore their yield are also affected by the perceived ability of the issuer to make timely payments of principal and interest.

“Investment grade” is a designation applied to intermediate and long-term corporate debt securities rated within the highest four rating categories assigned by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”) (AAA, AA, A or BBB) or by Moody’s Investors Services, Inc. (“Moody’s”) (Aaa, Aa, A or Baa), or, if unrated, considered by the Adviser to be of comparable quality.  The ability of the issuer of an investment grade debt security to pay interest and to repay principal is considered to vary from extremely strong (for the highest ratings) through adequate (for the lowest ratings given above), although the lower-rated investment grade securities may be viewed as having speculative elements as well.

Those debt securities rated “BBB” or “Baa,” while considered to be “investment grade,” may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.  As a consequence of the foregoing, the opportunities for income and gain may be limited. While the Portfolios have no stated policy with respect to the disposition of securities whose ratings fall below investment grade, each occurrence is examined by the Adviser to determine the appropriate course of action.

Short-Term and Temporary Defensive  Instruments.  For temporary defensive purposes, each Portfolio, except as described below, may invest up to 100% of its total assets in fixed income securities, including money market instruments rated in one of the two highest categories by a nationally recognized statistical rating organization (or determined by the Adviser to be of equivalent quality) and money market mutual funds.  A description of securities ratings is contained in Appendix A to this SAI.

Subject to the limitations described above and below, the following is a description of the types of money market and fixed income securities in which the Portfolios may invest:

U.S. Government Securities.  See “U.S. Government Securities” below.

Commercial Paper.  Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by entities in order to finance their current operations.  A Portfolio’s commercial paper investments may include variable amount master demand notes and floating rate or variable rate notes.  Variable amount master demand notes and variable amount floating rate notes are obligations that permit the investment of fluctuating amounts by a Portfolio at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower.  Master demand notes permit daily fluctuations in the interest rates while the interest rate under variable amount floating rate notes fluctuates on a weekly basis.  These notes permit daily changes in the amounts borrowed. A Portfolio has the right to increase the amount under these notes at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty.  Because these types of notes are direct lending arrangements between the lender and the borrower it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes.  Master demand notes are redeemable (and, thus, immediately repayable by the borrower) at face value, plus accrued interest, at any time.  Variable amount floating rate notes are subject to next-day redemption 14 days after the initial investment therein.  With both types of notes, therefore, a Portfolio’s right to redeem depends on the ability of the borrower to pay principal and interest on demand.  In connection with both types of note arrangements, a Portfolio considers earning power, cash flow and other liquidity ratios of the issuer.  These notes, as such, are not typically rated by credit rating agencies.  Unless they are so rated, a Portfolio may invest in them only if at the time of an investment the issuer has an outstanding issue of unsecured debt rated in one of the two highest categories by a nationally recognized statistical rating organization.  The Portfolios will generally purchase commercial paper only of companies of medium to large capitalizations (i.e., $1 billion or more).

Certificates of Deposit And Bankers’ Acceptances.  Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds.  The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate.  The certificate usually can be traded in the secondary market prior to maturity.

Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions.  Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise.  The draft is then “accepted” by another bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.  The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity.  Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.

Corporate Obligations.  Corporate debt obligations (including master demand notes).  For a further description of variable amount master demand notes, see “Commercial Paper” above.

Repurchase Agreements.  See “Repurchase Agreements” above.

U.S. Government Securities.  Each Portfolio may invest in U.S. Treasury securities, including bills, notes, bonds and other debt securities issued by the U.S. Treasury.  These instruments are direct obligations of the U.S. Government and, as such, are backed by the “full faith and credit” of the United States.  They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.  For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government.  They are of the highest possible credit quality.  These securities are subject to variations in market value due to fluctuations in interest rates, but if held to maturity, are guaranteed by the U.S. Government to be paid in full.

Each Portfolio also may invest in securities issued by agencies of the U.S. Government or instrumentalities of the U.S. Government.  These obligations, including those guaranteed by federal agencies or instrumentalities, may or may not be backed by the “full faith and credit” of the United States. Obligations of the Farmer’s Home Administration (“FMHA”) and the Export-Import Bank are backed by the full faith and credit of the United States.

Each Portfolio also may invest in securities issued by U.S. Government instrumentalities and certain federal agencies that are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury.  However, they involve federal sponsorship in one way or another.  For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.  These agencies and instrumentalities include, but are not limited to, the Federal Land Banks, Central Bank for Cooperatives, and Federal Intermediate Credit Banks.  In the case of securities not backed by the full faith and credit of the United States, a Portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments.

Investment in Small and Medium Sized, Unseasoned Companies.  As described in the Prospectus, the Small Cap Portfolio and the Micro Cap Portfolio will invest, and the other Portfolios may invest, in the securities of small and micro cap companies.  Micro cap generally refers to a capitalization of $600 million or lower or a capitalization of companies represented in the lower 50% of the Russell 2000 Growth Index.  Small cap generally refers to a capitalization of $200 million to $2.5 billion or a capitalization of companies represented in the Russell 2000 Growth Index.  These securities may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case.  It may be difficult to obtain reliable information and financial data on such companies and the securities of these small companies may not be readily marketable, making it difficult to dispose of shares when desirable.  A risk of investing in smaller, emerging companies is that they often are at an earlier stage of development and therefore have limited product lines, market access for such products, financial resources and depth in management as compared to larger, more established companies, and their securities may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  In addition, certain smaller issuers may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of an investment.  Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies.  If other investment companies and investors who invest in such issuers trade the same securities when a Portfolio attempts to dispose of its holdings, the Portfolio may receive lower prices than might otherwise be obtained.  While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger, more established companies.

Companies with market capitalization of $1.0 billion to $12 billion or the capitalization of companies represented in the Russell Mid-Cap Growth Index (“Mid-Cap Companies”) may also suffer more significant losses as well as realize more substantial growth than larger, more established issuers.  Thus, investments in such companies tend to be more volatile and somewhat speculative.  The Mid Cap Portfolio will invest, and the other Portfolios may invest, in the securities of mid-cap companies.

Warrants and Rights.  Each Portfolio may invest in warrants, which give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration (generally two or more years).  Such investments generally can provide a greater potential for profit or loss than investments of equivalent amounts in the underlying common stock.  The prices of warrants do not necessarily move with the prices of the underlying securities.  If the holder does not sell the warrant, he risks the loss of his entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof.  Investment in warrants is a speculative activity.  Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the issuer. Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

When-Issued and Delayed Delivery Securities.  Each Portfolio may purchase or sell such securities on a “when-issued” or “delayed delivery” basis.  Although a Portfolio will enter into such transactions for the purpose of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Portfolio may dispose of a commitment prior to settlement.  “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.  When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date.  During the period between commitment by a Portfolio and settlement (generally within two months but not to exceed 120 days), no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction.  Such securities are subject to market fluctuation, and the value at delivery may be less than the purchase price.

A Portfolio will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation.  When a Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction.  Failure to do so may result in a Portfolio losing the opportunity to obtain a price and yield considered to be advantageous.  If a Portfolio chooses to (i) dispose of the right to acquire a when-issued security prior to its acquisition or (ii) dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.  (At the time a Portfolio makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received in determining its net asset value.)

To the extent a Portfolio engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring or selling securities consistent with its investment objective and policies and not for the purpose of investment leverage.  A Portfolio enters into such transactions only with the intention of actually receiving or delivering the securities, although (as noted above) when-issued securities and forward commitments may be sold prior to the settlement date.  In addition, changes in interest rates in a direction other than that expected by the Adviser before settlement will affect the value of such securities and may cause a loss to a Portfolio.

When-issued transactions and forward commitments may be used to offset anticipated changes in interest rates and prices.  For instance, in periods of rising interest rates and failing prices, a Portfolio might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.  In periods of falling interest rates and rising prices, a Portfolio might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields.

Foreign Securities. Foreign securities are stocks or other instruments, as described below, of companies incorporated outside the United States.  Investments in foreign securities offer potential benefits not available from investments solely in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets.  Although foreign securities are generally not expected to constitute a significant portion of any Portfolio’s investment portfolio, each Portfolio is authorized to invest in foreign securities.  A Portfolio may purchase securities issued by issuers in any country.

Each Portfolio may invest in securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other similar securities convertible into securities of foreign issuers.  These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.  ADRs are securities, typically issued by a U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be sponsored or unsponsored.  A sponsored ADR is issued by a depository that has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories.  Holders of unsponsored ADRs generally bear all the costs associated with establishing the unsponsored ADR.  The depository of an unsponsored ADR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored ADR voting rights with respect to the deposited securities or pool of securities. A Portfolio may invest in either type of ADR.  Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties.

A Portfolio may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country.  Simultaneously, the ADR agents create a certificate that settles at a Portfolio’s custodian in five days.  A Portfolio may also execute trades on the U.S. markets using existing ADRs.  A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer.  Accordingly, the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. For purposes of a Portfolio’s investment policies, the Portfolio’s investments in these types of securities will be deemed to be investments in the underlying  securities.  Generally ADRs, in registered form, are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.  Any percentage limitations regarding investments in foreign securities include investments in ADRs, EDRs and GDRs.

To the extent applicable, each Portfolio also may invest in securities denominated in euros, the official currency of the European Union, which has been implemented in 15 of the 27 member states and certain other countries around the world.

Investments in foreign securities, including securities of emerging market countries, present special additional investment risks and considerations not typically associated with investments in domestic securities, including reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (i.e., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the United States; less regulation of foreign issuers, stock exchanges and brokers than in the United States; greater difficulties in commencing lawsuits; higher brokerage commission rates and custodian fees than in the United States; increased possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments;  the imposition of foreign taxes on investment income derived from such countries and differences (which may be favorable or unfavorable) between the U.S. economy and foreign economies. An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy.  Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide potentially higher rates of return to investors.

The performance of investments in securities denominated in a foreign currency (“non-dollar securities”) will depend on, among other things, the strength of the foreign currency against the dollar and the interest rate environment in the country issuing the foreign currency.  Absent other events that could otherwise affect the value of non-dollar securities (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a Portfolio’s non-dollar securities in terms of U.S. dollars.  A rise in foreign interest rates or decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-dollar securities. Currencies are evaluated on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.

Because a Portfolio may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares, the value of a Portfolio’s shares may change on days when a shareholder will not be able to purchase or redeem shares.

Loans of Portfolio Securities.  Consistent with applicable regulatory requirements, each Portfolio may lend portfolio securities in amounts up to 33 1/3% of total assets to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Portfolio and are at all times secured by cash or equivalent collateral. In lending its portfolio securities, a Portfolio receives income while retaining the securities’ potential for capital appreciation.  The advantage of such loans is that a Portfolio continues to receive the interest and dividends on the loaned securities while at the same time earning interest on the collateral, which will be invested in short-term debt securities, including repurchase agreements.  A loan may be terminated by the borrower on one business day’s notice or by a Portfolio at any time.  If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral.  As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially.  However, these loans of portfolio securities will be made only to firms deemed by the Adviser to be creditworthy.  On termination of the loan, the borrower is required to return the securities to a Portfolio; and any gain or loss in the market price of the loaned security during the loan would inure to the Portfolio.  Each Portfolio will pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

Since voting or consent rights that accompany loaned securities pass to the borrower, each Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Portfolio’s investment in the securities that are the subject of the loan.

Derivatives Strategies.  Each Portfolio may write (i.e., sell) and purchase call options (“calls”) on securities traded on U.S. and foreign securities exchanges and over-the-counter markets to enhance income through the receipt of premiums from expired calls and any net profits from closing purchase transactions. All such calls written by a Portfolio must be “covered” while the call is outstanding (i.e., the Portfolio must own the securities subject to the call or other securities acceptable for applicable escrow requirements). If a call written by the Portfolio is exercised, the Portfolio forgoes any profit from any increase in the market price above the call price of the underlying investment on which the call was written.

Each Portfolio also may write and purchase put options (“puts”), which give the holder of the option the right to sell the underlying security to the Portfolio at the stated exercise price.  A Portfolio will receive a premium for writing a put option that increases the Portfolio’s return.  The Portfolios write only covered put options, which means that so long as a Portfolio is obligated as the writer of the option it will, through its custodian, have deposited and maintained cash or liquid securities denominated in U.S. dollars or non-U.S. currencies with a securities depository with a value equal to or greater than the exercise price of the underlying securities.

Hedging Strategies.  For hedging purposes or as a temporary maneuver, each Portfolio, except as described below, may also use:  interest rate futures contracts, foreign currency futures contracts, and stock and bond index futures contracts (together, “Futures”); forward contracts on foreign currencies (“Forward Contracts”); and call and put options on equity and debt securities, Futures, stock and bond indices and foreign currencies (all the foregoing referred to as “Hedging Instruments”).  All puts and calls on securities, interest rate Futures or stock and bond index Futures or options on such Futures purchased or sold by the Portfolio will be listed on a national securities or commodities exchange or on U.S. over-the-counter markets.  Hedging Instruments may be used to attempt to:  (i) protect against possible declines in the market value of a Portfolio’s portfolio resulting from downward trends in the equity and debt securities markets (generally due to a rise in interest rates); (ii) protect a Portfolio’s unrealized gains in the value of its equity and debt securities that have appreciated; (iii) facilitate selling securities for investment reasons; (iv) establish a position in the equity and debt securities markets as a temporary substitute for purchasing particular equity and debt securities; or (v) reduce the risk of adverse currency fluctuations.  A Portfolio will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets.  In addition, a Portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts, together with obligations to purchase options, would exceed 20% of its total assets.

A Portfolio’s strategy of hedging with Futures and options on Futures will be incidental to its activities in the underlying cash market.  When hedging to attempt to protect against declines in the market value of a Portfolio’s portfolio, to permit a Portfolio to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons, a Portfolio could: (i) sell Futures; (ii) purchase puts on such Futures or securities; or (iii) write calls on securities held by it or on Futures.  When hedging to attempt to protect against the possibility that portfolio securities are not fully included in a rise in value of the debt securities market, a Portfolio could: (i) purchase Futures, or (ii) purchase calls on such Futures or on securities.  When hedging to protect against declines in the dollar value of a foreign currency-denominated security, a Portfolio could: (i) purchase puts on that foreign currency and on foreign currency Futures; (ii) write calls on that currency or on such Futures; or (iii) enter into Forward Contracts at a lower rate than the spot (“cash”) rate. Additional information about the Hedging Instruments the Portfolios may use is provided below.

Options

Options on Securities.  As noted above, each Portfolio may write and purchase call and put options (including yield curve options) on futures contracts, equity and debt securities.

When a Portfolio writes a call on a security it receives a premium and agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period (usually not more than nine months) at a fixed price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. In such instance, the Portfolio retains the risk of loss should the price of the underlying security increase during the call period, which may be offset to some extent by the premium.

To terminate its obligation on a call it has written, a Portfolio may purchase a corresponding call in a “closing purchase transaction.”  A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased.  A profit may also be realized if the call expires unexercised, because a Portfolio retains the underlying security and the premium received.  If a Portfolio could not effect a closing purchase transaction due to lack of a market, it would hold the callable securities until the call expired or was exercised.

When a Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.  A Portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid and the call is exercised.  If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and a Portfolio will lose its premium payment and the right to purchase the underlying investment.

A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period.  Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to a Portfolio as writing a covered call.  The premium a Portfolio receives from writing a put option represents a profit as long as the price of the underlying investment remains above the exercise price.  However, a Portfolio has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, a Portfolio (as the writer of the put) realizes a gain in the amount of the premium.  If the put is exercised, a Portfolio must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time.  In that case, a Portfolio may incur a loss, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put.  Furthermore, effecting such a closing purchase transaction will permit a Portfolio to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Portfolio.  A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

When a Portfolio purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price.  Buying a put on an investment a Portfolio owns enables the Portfolio to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put.  If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Portfolio will lose its premium payment and the right to sell the underlying investment pursuant to the put.  The put may, however, be sold prior to expiration (whether or not at a profit).

Buying a put on an investment a Portfolio does not own permits the Portfolio either to resell the put or buy the underlying investment and sell it at the exercise price.  The resale price of the put will vary inversely with the price of the underlying investment.  If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date.  In the event of a decline in the stock market, a Portfolio could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

When writing put options on securities, to secure its obligation to pay for the underlying security, a Portfolio will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities.  A Portfolio therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.  As long as the obligation of a Portfolio as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring a Portfolio to take delivery of the underlying security against payment of the exercise price.  A Portfolio has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.  This obligation terminates upon expiration of the put, or such earlier time at which a Portfolio effects a closing purchase transaction by purchasing a put of the same series as that previously sold.  Once a Portfolio has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

Options on Foreign Currencies. Each Portfolio may write and purchase puts and calls on foreign currencies.  A call written on a foreign currency by a Portfolio is “covered” if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Portfolio) upon conversion or exchange of other foreign currency held in its portfolio.  A put option is “covered” if the Portfolio segregates cash or liquid securities with a value at least equal to the exercise price of the put option.  A call written by a Portfolio on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security that the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, a Portfolio collateralizes the option by segregating cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. As with other kinds of option transactions, the writing of an option on currency will constitute only a partial hedge, up to the amount of the premium received.  A Portfolio could be required to purchase or sell currencies at disadvantageous exchange rates, thereby incurring losses.  The purchase of an option on currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Portfolio’s position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

Options on Securities Indices.  As noted above, each Portfolio may write and purchase call and put options on securities indices.  Puts and calls on broadly based securities indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or Futures.  When a Portfolio buys a call on a securities index, it pays a premium.  During the call period, upon exercise of a call by a Portfolio, a seller of a corresponding call on the same investment will pay the Portfolio an amount of cash to settle the call if the closing level of the securities index upon which the call is based is greater than the exercise price of the call.  That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the “multiplier”) that determines the total dollar value for each point of difference.  When a Portfolio buys a put on a securities index, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Portfolio’s exercise of its put, to deliver to the Portfolio an amount of cash to settle the put if the closing level of the securities index upon which the put is based is less than the exercise price of the put.  That cash payment is determined by the multiplier, in the same manner as described above as to calls.

Futures and Options on Futures

Futures.  Upon entering into a Futures transaction, a Portfolio will be required to deposit an initial margin payment with the futures commission merchant (the “futures broker”).  The initial margin will be deposited with the Trust’s custodian in an account registered in the futures broker’s name; however, the futures broker can gain access to that account only under specified conditions.  As the Future is marked-to-market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis.  Prior to expiration of the Future, if a Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Portfolio and any loss or gain is realized for tax purposes.  All Futures transactions are effected through a clearinghouse associated with the exchange on which the Futures are traded.

Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Portfolio’s current or intended investments in fixed income securities.  For example, if a Portfolio owned long-term bonds and interest rates were expected to increase, that Portfolio might sell interest rate futures contracts.  Such a sale would have much the same effect as selling some of the long-term bonds in that Portfolio’s portfolio.  However, since the Futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Portfolio to hedge its interest rate risk without having to sell its portfolio securities.  If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Portfolio’s interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Portfolio from declining as much as it otherwise would have.  On the other hand, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices.  Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, a Portfolio could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized.  At that time, the interest rate futures contracts could be liquidated and that Portfolio’s cash reserves could then be used to buy long-term bonds on the cash market.

Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Portfolio’s current or intended investments from broad fluctuations in stock or bond prices.  For example, a Portfolio may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Portfolio’s securities portfolio that might otherwise result.  If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the Futures position.  When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Portfolio intends to purchase.  As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

As noted above, each Portfolio may purchase and sell foreign currency futures contracts for hedging to attempt to protect its current or intended investments from fluctuations in currency exchange rates.  Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant.  A Portfolio may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the Futures contracts.  However, if the value of the foreign currency increases relative to the dollar, the Portfolio’s loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities since a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

Conversely, a Portfolio could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing Futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies.  When a Portfolio purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Portfolio will sustain losses on its futures position, which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

Options on Futures. As noted above, certain Portfolios may purchase and write options on Futures.  (Unless otherwise specified, options on Futures are collectively referred to as “Options on Futures.”)

The writing of a call option on a Futures contract constitutes a partial hedge against declining prices of the securities in a Portfolio’s portfolio.  If the Futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Portfolio’s portfolio holdings.  The writing of a put option on a Futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures contract.  If the Futures price at expiration of the put option is higher than the exercise price, a Portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities the Portfolio intends to purchase.  If a put or call option a Portfolio has written is exercised, the Portfolio will incur a loss that will be reduced by the amount of the premium it receives.  Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its Options on Futures positions, a Portfolio’s losses from exercised Options on Futures may to some extent be reduced or increased by changes in the value of portfolio securities.

A Portfolio may purchase Options on Futures for hedging purposes, instead of purchasing or selling the underlying Futures contract.  For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Portfolio could, in lieu of selling a Futures contract, purchase put options thereon.  If such decrease occurs, it may be offset, in whole or part, by a profit on the option.  If the market decline does not occur, the Portfolio will suffer a loss equal to the price of the put.  Where it is projected that the value of securities to be acquired by a Portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Portfolio could purchase call Options on Futures, rather than purchasing the underlying Futures contract. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Portfolio will suffer a loss equal to the price of the call, but the securities that the Portfolio intends to purchase may be less expensive.

Forward Contracts

Each Portfolio may enter into Forward Contracts.  A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into.  These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.  No price is paid or received upon entering or terminating a Forward Contract.

A Portfolio may use Forward Contracts to protect against uncertainty in the level of future exchange rates.  The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.  A Portfolio will not speculate with Forward Contracts or foreign currency exchange rates.

A Portfolio may enter into Forward Contracts with respect to specific transactions.  For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates receipt of dividend or interest payments in a foreign currency, the Portfolio may desire to “lock-in” the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction.  A Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

A Portfolio may also use Forward Contracts to lock in the U.S. dollar value of portfolio positions (“position hedge”).  In a position hedge, for example, when a Portfolio believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a Forward Contract to sell an amount of that foreign currency approximating the value of some or all of the Portfolio’s portfolio securities denominated in (or affected by fluctuations in, in the case of ADRs) such foreign currency, or when a Portfolio believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a Forward Contract to buy that foreign currency for a fixed dollar amount.  In this situation a Portfolio may, in the alternative, enter into a Forward Contract to sell a different foreign currency for a fixed U.S. dollar amount where the Portfolio believes that the U.S. dollar value of the currency to be sold pursuant to the Forward Contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Portfolio are denominated (“cross-hedged”).  The Portfolios may also hedge investments denominated in a foreign currency by entering into Forward Contracts with respect to a foreign currency that is expected to correlate to the currency in which the investments are denominated (“proxy hedging”).

A Portfolio will cover outstanding Forward Contracts by maintaining liquid portfolio securities denominated in the currency underlying the Forward Contract or the currency being hedged.  To the extent that a Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio will segregate cash or liquid securities having a value equal to the aggregate amount of the Portfolio’s commitments under Forward Contracts entered into with respect to position hedges and cross-hedges.  If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the segregated assets will equal the amount of the Portfolio’s commitments with respect to such contracts.  As an alternative to segregating assets, a Portfolio may purchase a call option permitting the Portfolio to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the Forward Contract price or the Portfolio may purchase a put option permitting the Portfolio to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the Forward Contract price.  Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency a Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.  Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver.  The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and transactions costs.

At or before the maturity of a Forward Contract requiring a Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly, a Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.  A Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

The cost to a Portfolio of using Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing.  Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, a Portfolio must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

Although each Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.  A Portfolio may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion.  Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies.  Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Additional Information About Hedging Instruments and Their Use

The Trust’s custodian, or a securities depository acting for the custodian, will act as the Portfolio’s escrow agent, through the facilities of the Options Clearing Corporation (“OCC”), as to the securities on which the Portfolio has written options or as to other acceptable escrow securities, so that no margin will be required for such transaction.  OCC will release the securities on the expiration of the option or upon a Portfolio’s entering into a closing transaction.

An option position may be closed out only on a market that provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option.  A Portfolio’s option activities may affect its turnover rate and brokerage commissions. The exercise by a Portfolio of puts on securities will cause the sale of related investments, increasing portfolio turnover.  Although such exercise is within a Portfolio’s control, holding a put might cause the Portfolio to sell the related investments for reasons that would not exist in the absence of the put.  A Portfolio will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call.  Such commissions may be higher than those that would apply to direct purchases or sales of such underlying investments.  Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage.  The leverage offered by trading in options could result in a Portfolio’s net asset value being more sensitive to changes in the value of the underlying investments.

In the future, each Portfolio may employ Hedging Instruments and strategies that are not presently contemplated but that may be developed, to the extent such investment methods are consistent with a Portfolio’s investment objective, legally permissible and adequately disclosed.

Regulatory Aspects of Hedging Instruments

Each Portfolio must operate within certain restrictions as to its long and short positions in Futures and options thereon under a rule (the “CFTC Rule”) adopted by the Commodity Futures Trading Commission (the “CFTC”) under the Commodity Exchange Act, as amended (the “CEA”), which excludes the Portfolio or the Adviser from registration with the CFTC as a “commodity pool operator” (as defined in the CEA) (“CPO”) if it complies with the CFTC Rule.  Thus, each Portfolio is operated by a person that has claimed an exclusion from the CPO definition and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

In addition, a Portfolio may (i) purchase and sell Futures and options thereon for bona fide hedging purposes, as defined under CFTC regulations, without regard to the percentage of the Portfolio’s assets committed to margin and option premiums, and (ii) enter into non-hedging transactions, provided, that the Portfolio may not enter into such non-hedging transactions if, immediately thereafter, the aggregate “notional value” of non-hedging transactions exceeds the liquidation value of the portfolio, after taking into account unrealized profits and unrealized losses on any such transactions.  Each Portfolio intends to engage in Futures transactions and options thereon only for hedging purposes.  Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

Transactions in options by a Portfolio are subject to limitations established by each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers.  Thus, the number of options a Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser.  Position limits also apply to Futures.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.  Due to requirements under the 1940 Act, when a Portfolio purchases a Future, the Portfolio will segregate cash or liquid securities in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

A Portfolio will maintain a segregated account with its custodian to cover its exposure in connection with the use of derivatives and hedging instruments in accordance with the 1940 Act and related authorities and interpretations.

Possible Risk Factors in Hedging

Participation in the options or Futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Portfolio would not be subject absent the use of these strategies.  If the Adviser’s predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to a Portfolio may leave the Portfolio in a worse position than if such strategies were not used.

In addition to the risks discussed above, there is also a risk in using short hedging by selling Futures to attempt to protect against decline in value of a Portfolio’s portfolio securities (due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Portfolio’s securities.  The ordinary spreads between prices in the cash and Futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the Futures markets are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close Futures contracts through offsetting transactions that could distort the normal relationship between the cash and Futures markets.  Second, the liquidity of the Futures markets depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the Futures markets could be reduced, thus producing distortion.  Third, from the point-of-view of speculators, the deposit requirements in the Futures markets are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the Futures markets may cause temporary price distortions.

If a Portfolio uses Hedging Instruments to establish a position in the debt securities markets as a temporary substitute for the purchase of individual debt securities (long hedging) by buying Futures and/or calls on such Futures or on debt securities, it is possible that the market may decline; if the Adviser then determines not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Portfolio will realize a loss on the Hedging Instruments that is not offset by a reduction in the price of the debt securities purchased.

Short Sales.  Each Portfolio may seek to hedge investments or realize additional gains through short sales.  A Portfolio may make short sales, which are transactions in which a Portfolio sells a security it does not own, in anticipation of a decline in the market value of the security. To complete such a transaction, a Portfolio must borrow the security to make delivery to the buyer. A Portfolio then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold. Until the security is replaced, a Portfolio is required to repay the lender any dividends or interest that accrue during the period of the loan.  To borrow the security, a Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Portfolio also will incur transaction costs in effecting short sales.

A Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Portfolio replaces the borrowed security. A Portfolio will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest, or expenses a Portfolio may be required to pay in connection with a short sale.

No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Portfolio’s net assets. Each Portfolio similarly will limit its short sales of the securities of any single issuer if the market value of the securities that have been sold short would exceed 2% of the value of a Portfolio’s net equity or if such securities would constitute more than 2% of any class of the issuer’s securities.

Whenever a Portfolio engages in short sales, its custodian segregates an amount of cash or U.S. Government securities or other high-grade liquid debt securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale).  The segregated assets are marked to market daily, provided that at no time will the amount deposited in it plus the amount deposited with the broker be less than the market value of the securities at the time they were sold short.

Each Portfolio may make “short sales against the box.”  A short sale is effected by selling a security that the Portfolio does not own. A short sale is against the box to the extent that the Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. A Portfolio may not enter into a short sale against the box, if, as a result, more than 25% of its net assets would be subject to such short sales. A Portfolio generally will recognize any gain (but not loss) for federal income tax purposes at the time that it makes a short sale against the box.

Portfolio Turnover.  The annual portfolio turnover rate for each Portfolio may exceed 100%.  For the fiscal year ended November 30, 2007, the annual portfolio turnover rate for:  the Micro Cap Portfolio was 149%; the Small Cap Portfolio was 173%; the Mid Cap Portfolio was 237% and the Growth Portfolio was 239%.  In addition to portfolio trading costs, higher rates (100% or more) of portfolio turnover may result in the realization of capital gains, a portion of which may be short-term gains.

  See “DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES” for information on taxation.  The tables set forth in the “Financial Highlights” section of the Prospectus present the historical turnover rates for the Portfolios.

Investment Companies’ Securities.  Each Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of investment, in securities of other open-end or closed-end investment companies or to the extent permitted by federal law.  No more than 5% of a Portfolio’s total assets may be invested in securities of any one investment company, nor may it acquire more than 3% of the voting securities of any investment company.  A Portfolio will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to its advisory fee.

Money Market Mutual Funds.  Each Portfolio Fund may invest in money market mutual funds in connection with its management of daily cash positions or as a temporary defensive measure.  Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments.  These investments generally mature within 397 days from the date of purchase.  An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.  The Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.

Your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying money market mutual fund shares.  You will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Pursuant to Rule 12d1-1 under the 1940 Act, a Portfolio may invest without limit in an affiliated or unaffiliated money market fund, provided the investment is consistent with the Portfolio’s investment policies and the restrictions of Rule 12d1-1.

Future Developments. Each Portfolio may invest in types of securities and other instruments that do not presently exist but may be developed in the future, provided that each such investment is consistent with the Portfolio’s investment objective, policies and restrictions and is otherwise legally permissible under federal and state laws.  The Prospectus and this SAI will be amended or supplemented as appropriate to discuss any such new investments.

INVESTMENT RESTRICTIONS

The investment objectives and investment restrictions of each Portfolio listed below are fundamental policies and may not be changed without the approval of the holders of a majority of that Portfolio’s outstanding voting securities (as defined in the 1940 Act). Unless otherwise indicated, all percentage limitations apply to each Portfolio on an individual basis, and apply only at the time the investment is made; any subsequent change in any applicable percentage resulting from fluctuations in value will not be deemed an investment contrary to these restrictions.

Under the following fundamental restrictions, no Portfolio may:

(1)           with respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the government of the U.S. or any agency or instrumentality thereof);

(2)           with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;

(3)           borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of the Portfolio’s gross assets valued at the lower of market or cost, and the Portfolio may not purchase additional securities when borrowings exceed 5% of total gross assets; or

(4)           pledge, mortgage or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value;

(5)           invest in physical commodities or contracts on physical commodities;

(6)           purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

(7)           make loans except (i) by purchasing debt securities in accordance with its investment objectives; (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the Securities and Exchange Commission (the “Commission”) thereunder and (iii) as otherwise permitted by exemptive order of the Commission;

(8)           underwrite the securities of other issuers;

(9)           issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Portfolio from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into options, futures or repurchase transactions;

(10)           invest in futures and/or options on futures unless (i) not more than 5% of the Portfolio’s assets are required as deposit to secure obligations under such futures and/or options on futures contracts, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%; and (ii) not more than 20% of a Portfolio’s assets are invested in futures and options;

(11)           purchase on margin except as specified in (10) above;

(12)           invest more than an aggregate of 15% of the net assets of a Portfolio, determined at the time of investment, in securities subject to legal or contractual restrictions on resale or securities for which there are no readily available markets;

(13)           acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments issued by U.S. banks when a Portfolio adopts a temporary defensive position.

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Amended and Restated Declaration of Trust (“Declaration of Trust”).  Information pertaining to the Trustees and Officers of the Trust is set forth below.  Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.”  Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.”  The principal business address of each Trustee and officer of the Trust, unless otherwise noted is 5949 Sherry Lane, Suite 1600, Dallas, Texas  75225.

Each trustee holds office for the lifetime of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed and a successor is elected and qualified.  Each officer shall serve at the pleasure of the Board of Trustees for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustee in accordance with the Trust’s By-laws; or (c) the Trust terminates.

NAME, AND DATE OF BIRTH	POSITION(S) HELD WITH TRUST	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE (1)	OTHER DIRECTORSHIPS HELD BY TRUSTEE (2)
INDEPENDENT TRUSTEES

George W. Gau (9/6/47)	Trustee, Chairman of the Board	Since 1999; Chairman since 2004	Dean, McCombs School of Business, since 2002, Professor of Finance and George S. Watson Centennial Professor in Real Estate, since 1988, and J. Ludwig Mosle Centennial Memorial Professor in Investments and Money Management, since 1996, McCombs School of Business, University of Texas at Austin. Chairman of the Board, The MBA Investment Fund, L.L.C., since 1994, a private investment company managed by business students.	4	None

NAME, AND DATE OF BIRTH	POSITION(S) HELD WITH TRUST	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE (1)	OTHER DIRECTORSHIPS HELD BY TRUSTEE (2)

John J. Massey (8/6/39)	Trustee	Since 1996	Chairman of the Fund of Funds Investment Committee for Lehman Brothers.	4	Corporate director: American Amicable Life Insurance Company, Hill Bancshares Holdings, Inc., FSW Holdings, Inc. and Central Texas Bankshares Holdings, Inc.

David M. Reichert (6/18/39)	Trustee	Since 1996	Retired.	4	None

NAME, AND DATE OF BIRTH	POSITION(S) HELD WITH TRUST	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE (1)	OTHER DIRECTORSHIPS HELD BY TRUSTEE (2)

OFFICERS

James F. McCain (7/13/51)	Chief Compliance Officer, Secretary and AML Officer	Since 2007
Chief Compliance Officer, Brazos Capital Management since June 2007. Prior to joining Brazos Capital Management, Mr. McCain served as Chief Compliance Officer for G.W. Henssler & Associates, Ltd., Henssler Asset Management, LP and Henssler Funds (2004-2007) and Compliance Director for Voyager Asset Management (2001-2004).

				N/A	N/A

Benjamin C. Bell, Jr. (12/28/59)	President, Chief Financial Officer and Treasurer	Since 2004
President and Chief Operating Officer, Brazos Capital Management since 2004.  Prior to joining Brazos Capital Management, Mr. Bell served as a Chief Operating Officer for Stratmark Group L.P. (2002-2003).
			N/A	N/A

(1)  The “Fund Complex” consists of all registered investment companies for which the Adviser serves as investment adviser, which currently consists of the Trust (4 portfolios).

(2)  Directorships of companies required to report to the Commission under the Exchange Act (i.e., “public companies”) or other investment companies registered under the 1940 Act.

Standing Board Committees

The Board of Trustees has established two committees, the Audit and Fund Governance Committees.  The Audit Committee annually considers the engagement and compensation of the Trust’s independent auditors, oversees the audit process and reviews with the auditors the scope and results of the audit of the Trust’s financial statements.  The Audit Committee consists of the three Independent Trustees.  The Audit Committee met four times during the fiscal year ended November 30, 2007.

The Fund Governance Committee is responsible for the selection and nomination of candidates for appointment or election to serve as trustees, and for periodically reviewing Board governance procedures, Board composition and the compensation of Board members including the Board retirement policy.  The Fund Governance Committee also periodically reviews Trust management, operations, contracts between the Trust and its service providers and related matters, and monitors the performance of legal counsel employed by the Trust and the Independent Trustees.  The Fund Governance Committee consists of the three Independent Trustees.  There were four meetings of the Fund Governance Committee during the fiscal year ended November 30, 2007.  The Fund Governance Committee will consider candidates for appointment or election as trustees who are recommended by shareholders. Such recommendations should be in writing and addressed to a Portfolio with attention to the Fund Governance Committee Chair.  The recommendation must include the following information regarding the candidate; (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience or areas of expertise; (5) current business and home address and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance.

Trustee Ownership of Portfolio Shares

The following table shows the dollar range of shares beneficially owned by each Trustee in the Trust as of December 31, 2007.

Independent Trustee Name of Trustee	Dollar Range of Equity Securities in the Micro Cap Portfolio	Dollar Range of Equity Securities in the Small Cap Portfolio	Dollar Range of Equity Securities in the Mid Cap Portfolio	Dollar Range of Equity Securities In the Growth Portfolio

George W. Gau	$0-10,000	None	None	None
John H. Massey	None	None	None	None
David M. Reichert	$>100,000	$>100,000	None	$>100,000

As of December 31, 2007, no Independent Trustee or his/her immediate family members owned beneficially or of record any securities of the Adviser or Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with such entities.

None of the Trustees are also officers of or are affiliated with the Trust.  The Trust pays each Trustee a retainer which currently amounts to $ 14,000 per quarter.  In addition, each unaffiliated Trustee receives a fee of $5,000 per regular Board meeting, $3,000 per in-person special Board meeting and a fee of $1,500 per telephonic meeting, and reimbursement for travel and other expenses incurred while attending Board meetings.  The Chairman of the Board also receives an additional annual payment of $10,000.  The fees are aggregated for all the Trustees and allocated proportionately among the Portfolios of the Trust.  The Trust’s officers and employees are paid by either the Adviser or the Administrator (as defined below) and receive no compensation from the Trust.  The following table shows aggregate compensation paid to each of the Trustees for the fiscal period ended November 30, 2007.

COMPENSATION TABLE

NAME OF PERSON POSITION	AGGREGATE COMPENSATION FROM TRUST(*)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT
Independent Trustees:

George W. Gau	$ 69,000	-0-	-0-

John H. Massey	$ 59,000	-0-	-0-

David M. Reichert	$ 59,000	-0-	-0-

* These are the only Portfolios overseen by the Trustees in the Fund Complex.

Principal Holders of Securities

As of February 29, 2008, the Trustees and officers of the Trust owned in the aggregate less than 1% of each class of the Trust’s total outstanding shares.

Generally, any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a Portfolio is presumed to control that Portfolio.  A person who controls a Portfolio may be able to determine the outcome of any matter submitted to a vote of shareholders.  The following shareholders owned of record or beneficially 25% or more of the indicated Portfolio’s shares outstanding as of February 29, 2008:

Fund	Name of 25% Shareholder	Percent Ownership
Brazos Mid Cap	American Home Assurance Co.	87.47%
	733 3rd Avenue
	New York, NY 10017-3220

Brazos Growth	American Home Assurance Co.	77.37%
	733 3rd Avenue
	New York, NY 10017-3220

The following shareholders owned of record or beneficially 5% or more of the indicated Portfolio’s class of shares outstanding as of February 29, 2008:

Fund	Class	Name of 5% Shareholder	Percent Ownership

Brazos Micro Cap	N	NRS LLC	35.33%
		FBO Richard Tedeschi
		Valerie Tedeschi

	N	Pershing	14.57%

	Y	Charles Schwab & Co., Inc.	10.71%
		Special Custody Account for the Exclusive
		Benefit of its Customers

	Y	Walls Family Partnership	8.65%

	Y	South Carolina Deferred Compensation	41.07%
		Commission

	Y	Suzann Marney	6.13%

Brazos Small Cap	N	Oppenheimer & Company, Inc.	12.95%
		FBO Mary L. Hudeck

	N	Charles Schwab & Co., Inc.	16.44%
		Special Custody Account for the Exclusive
		Benefit of its Customers

	N	Pershing	12.29%

	N	Ameritrade, Inc.	5.19%
		FBO 9132056701

	Y	Charles Schwab & Co., Inc.	21.84%
		Special Custody Account for the Exclusive
		Benefit of its Customers

	Y	Suzanne Marney	10.31%

	Y	Walls Family Partnership	7.80%

	Y	Stephen Schwartz Trust	6.83%

	Y	National Financial Services Corporation	5.59%

Brazos Mid Cap	N	American Home Assurance Co.	98.14%

	Y	Northern Trust Company	32.59%
		Trustee FBO Wayne and Grace Willems
		Management Trust

	Y	Frederick B Hegi	11.16%

	Y	Win J Neuger & Christine C Neuger	9.54%

	Y	Brazos Capital Management SERP Plan	9.07%

Brazos Growth	N	American Home Assurance Co.	86.98%

	N	Trust Company of America	5.70%
		FBO #72

	Y	US Bank NA Custodian	40.44%
		FBO Suzann M Marney

	Y	Clifford J Grum	9.73%

	Y	Frederick B Hegi	6.67%

ADVISER,
DISTRIBUTOR AND ADMINISTRATOR

The Adviser.  The Adviser, which was formed in 1983, is located at 5949 Sherry Lane, Suite 1600, Dallas, Texas 75225.  The Adviser acts as adviser to each of the Portfolios pursuant to (i) the Investment Advisory Agreements dated June 25, 1999, as amended, between the Adviser and the Trust, on behalf of the Micro Cap Portfolio, Small Cap Portfolio, and Growth Portfolio, and (ii) the Investment Advisory Agreement dated October 14, 1999, as amended, between the Adviser and the Trust, on behalf of the Mid Cap Portfolio (together, the “Advisory Agreements”).  The Adviser is an indirect subsidiary of American International Group, Inc. (“AIG”) and is a member company of AIG Investments.  AIG Investments comprises a group of international companies (including the Adviser), which provide investment advice and market asset management products and services to clients around the world.  As of December 31, 2007, AIG Investments managed approximately $753.7 billion, of which approximately $622 billion relates to AIG affiliates and $131.7 billion relates to client assets. These figures do not include assets sub-advised to third party managers.  As of November 30, 2007, the Adviser had $585.2 million in assets under management.

AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities in the United States and abroad.  AIG’s primary activities include both General Insurance and Life Insurance and Retirement Services operations.  Other significant activities include Financial Services and Asset Management. AIG’s headquarters are located at 70 Pine Street, New York, New York 10270.

Under the Advisory Agreements, the Adviser manages the investment of the assets of each Portfolio and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for each Portfolio.  Any investment program undertaken by the Adviser will at all times be subject to the policies and control of the Trustees.

Under the terms of each Advisory Agreement, each Advisory Agreement continues in effect from year to year provided that such continuance is approved annually by vote of a majority of the Trustees including a majority of the disinterested Trustees or by the holders of a majority of the respective Portfolio’s outstanding voting securities. Each Advisory Agreement may be terminated with respect to a Portfolio at any time, without penalty, on 60 days’ written notice by the Trustees, by the holders of a majority of the respective Portfolio’s outstanding voting securities or by the Adviser. Each Advisory Agreement automatically terminates with respect to each Portfolio in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

Under the terms of each Advisory Agreement, the Adviser is not liable to the Portfolios, or their shareholders, for any act or omission by it or for any losses sustained by the Portfolios or their shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

Except to the extent otherwise specified in the Advisory Agreements, a Portfolio pays, or causes to be paid, all other expenses of the Trust and each of the Portfolios, including, without limitation, brokerage commissions and all other costs of the Trust’s operation.

The Adviser may compensate its affiliated companies for referring investors to the Portfolios.  The Adviser, or any of its affiliates, may, at its own expense, compensate a Service Agent (as defined herein) or other person for marketing, shareholder servicing, record keeping and/or other services performed with respect to the Trust or a Portfolio.  Payments made for any of these purposes may be made from the paying entity’s revenues, its profits or any other source available to it.  When such service arrangements are in effect, they are made generally available to all qualified service providers.

As compensation for services rendered by the Adviser under the Advisory Agreements, the Portfolios pay the Adviser an annual fee in monthly installments, calculated by applying the following annual percentage rates to the Portfolios’ average daily net assets for the month:

Micro Cap Portfolio	1.20%
Small Cap Portfolio	0.90%
Mid Cap Portfolio	0.75%
Growth Portfolio	0.75%

The Adviser has contractually agreed to cap the total annual portfolio operating expenses for each Portfolio for the Funds’ fiscal year ended November 30, 2007.  This expense cap can be altered only with the approval of a majority vote of the Board of Trustees of the Trust.  The total annual portfolio operating expense cap for each class of each Portfolio is:

PORTFOLIO	CLASS N	CLASS Y
Micro Cap	1.90%	1.60%
Small Cap	1.65%	1.35%
Mid Cap	1.55%	1.20%
Growth	1.55%	1.20%

The amount of any fee waiver or reimbursed expense may be reimbursed to the Adviser in the future provided that the payments are reimbursed within three years of being made and the combination of the Portfolio’s expenses and such reimbursements do not exceed the Portfolio’s expense cap.  If the actual expense ratio is less than the expense cap and the Adviser has recouped any eligible previous payments, the Portfolio will be charged only such lower expenses.

The following table sets forth the total advisory fees received by the Adviser from each Portfolio pursuant to the Advisory Agreements for the fiscal years ended November 30, 2007, 2006 and 2005.

ADVISORY FEES
	ADVISORY FEES*				ADVISORY FEES WAIVED

PORTFOLIO	2007	2006	2005	2007	2006	2005

Micro Cap Portfolio	$1,173,313	$1,171,984	$1,654,752	$127,471	$122,899	$137,896

Small Cap Portfolio	$293,453	$ 288,413	$ 902,674	$166,623	$ 98,207	$100,297

Mid Cap Portfolio	$363,685	$ 410,677	$ 491,216	$123,416	$ 83,098	$ -

Growth Portfolio	$453,534	$ 461,331	$ 464,080	$114,995	$103,147	$ 59,379

*  Without giving effect to contractual fee waivers or expense reimbursements.

The following tables set forth the expense reimbursements made to the Portfolios by the Adviser for the fiscal years ended November 30, 2007, 2006 and 2005.

PORTFOLIO - 2007	CLASS N	CLASS Y
Micro Cap Portfolio	n/a	n/a
Small Cap Portfolio	n/a	n/a
Mid Cap Portfolio	n/a	n/a
Growth Portfolio	n/a	n/a

PORTFOLIO - 2006	CLASS N	CLASS Y
Micro Cap Portfolio	$4,345	n/a
Small Cap Portfolio	$1,967	n/a
Mid Cap Portfolio	n/a	n/a
Growth Portfolio	n/a	n/a

PORTFOLIO - 2005	CLASS N	CLASS Y
Micro Cap Portfolio	$5,464	n/a
Small Cap Portfolio	$1,864	n/a
Mid Cap Portfolio	n/a	n/a
Growth Portfolio	n/a	n/a

PORTFOLIO MANAGERS

The portfolio managers below have responsibility for the day-to-day management of all Portfolios.  The information listed below is as of November 30, 2007.

OTHER ACCOUNTS MANAGED

Michael S. Allocco and Jamie Cuellar are portfolio managers with responsibility for the day-to-day management of the Trust’s portfolios and also manage the Other Accounts listed below.  The portfolio managers do not manage any performance based accounts.

Number of Other Accounts Managed and Assets by Account Type as of November 30, 2007
Registered Investment Companies 1 Accounts	Other Pooled Investment Vehicles 2 Account	Other Accounts 2 Account
$191,555,002	$ 49,959,971	$ 77,364,056

CONFLICTS OF INTEREST (ADVISER)

The Adviser is required to act solely in the best interests of clients and to make full and fair disclosure of all materials facts, especially where their interests may conflict with the clients.  Employees of the Adviser are required to ensure that all clients are treated fairly and to avoid the appearance of a conflict of interest.  In that regard, the Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which the Adviser believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients).  The Adviser also monitors a variety of areas, including compliance with the Adviser’s Code of Ethics.  Furthermore, the Adviser’s management periodically reviews the performance of a portfolio manager.  Although the Adviser does not track the time a portfolio manager spends on a single portfolio, the Adviser does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager’s accounts.

COMPENSATION

Portfolio manager compensation is comprised of a base salary, participation in performance-based bonus plans, and employment benefits including an employer match for the 401(k) plan and a traditional pension plan.  Each portfolio manager has the same base salary and participates in certain incentive-based bonus plans designed to reward portfolio performance, stock selection and portfolio management activities not rewarded elsewhere.  Each portfolio manager is currently a non-equity partner.

OWNERSHIP OF SECURITIES (as of November 30, 2007)

	Micro Cap Portfolio	Small Cap Portfolio	Mid Cap Portfolio	Growth Portfolio
Michael Allocco	None	$10,000- $50,000	$100,000- $500,000	None
Jamie Cuellar	$100,001- $500,000	$10,001- $50,000	None	None

Personal Securities Trading. The Adviser and the Trust’s principal underwriter have each adopted a written Code of Ethics under Rule 17j-1 of the 1940 Act.  The Codes of Ethics provide guidelines for personnel subject to the Codes of Ethics who invest in certain securities, including securities that may be purchased or held by a Portfolio.  The Adviser will report to the Board of Trustees on a quarterly basis as to whether there were any violations of the Code of Ethics by Access Persons of the Trust or the Adviser during the quarter.

The Distributor.  The Trust entered into a distribution agreement (the “Distribution Agreement”) with Quasar Distributors, LLC (the “Distributor”), a registered broker-dealer, to act as the principal underwriter in connection with the continuous offering of the shares of each Portfolio.  The address of the Distributor is 615 East Michigan Street, Milwaukee, Wisconsin, 53202. The Distributor may, from time to time, pay additional commissions or promotional incentives to brokers, dealers or other financial services firms that sell shares of the Portfolios.

Continuance of the Distribution Agreement with respect to each Portfolio is subject to annual approval by vote of the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust after an initial two-year period.  The Trust and the Distributor each has the right to terminate the Distribution Agreement with respect to a Portfolio on 60 days’ written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its assignment as defined in the 1940 Act and the rules thereunder.

Distribution Plan. Rule 12b-1 under the 1940 Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment Trust’s board of directors/trustees.  Pursuant to such rule, the Portfolios have adopted Distribution Plan for Class N shares (hereinafter referred to as the “Class N Plan” and as the “Distribution Plan”).  Class Y shares do not have a distribution plan.

The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class. Reference is made to the Prospectus for certain information with respect to the Distribution Plan.

Under the Class N Plan, the Distributor and/or other parties (who may not be registered broker-dealers) may receive payments from a Portfolio at an annual rate of up to 0.35% of the average daily net assets of a Portfolio’s Class N shares for providing distribution or other services, including but not limited to: (a) compensation paid to registered representatives of the Distributor and to participating dealers or to any other persons that have entered into selling agreements with the Distributor or the Trust, (b) salaries and other expenses of the Distributor or other parties relating to selling or servicing efforts, (c) expenses of organizing and conducting sales seminars, printing of prospectuses, statements of additional information and reports for other than existing shareholders, (d) preparation and distribution of advertising materials and sales literature and other sales promotion expenses, and/or (e) ongoing services to shareholders which facilitate the continued retention of investors as shareholders of a Portfolio.

It is possible that in any given year the amount paid to the Distributor under any of the Distribution Plan will exceed the Distributor’s distribution costs as described above.

The following table sets forth the 12b-1 fees paid by each Portfolio for the fiscal year ended November 30, 2007, from the Portfolios.

PORTFOLIO	CLASS N
Micro Cap Portfolio	$38,483
Small Cap Portfolio	$19,873
Mid Cap Portfolio	$ 10,941
Growth Portfolio	$22,548

PORTFOLIO	Printing and Postage	Payment to Dealers
Micro Cap Portfolio	$1,586	$ 36,897
Small Cap Portfolio	$ 528	$ 19,345
Mid Cap Portfolio	$ 786	$10,155
Growth Portfolio	$977	$21,571

Continuance of the Distribution Plan with respect to a Portfolio is subject to annual approval by vote of the Trustees, including a majority of the disinterested Trustees.  A Distribution Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of shares of a Portfolio, without approval of the shareholders of the Class N shares of such Portfolio. In addition, all material amendments to the Distribution Plan must be approved by the Trustees in the manner described above.  A Distribution Plan may be terminated at any time with respect to a Portfolio without payment of any penalty by vote of a majority of the disinterested Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected class of shares of such Portfolio.  So long as the Distribution Plan is in effect, the election and nomination of the Independent Trustees of the Trust shall be committed to the discretion of the disinterested Trustees.

The Administrator.  U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Third Floor, Milwaukee, Wisconsin 53202 serves as Administrator to the Trust (the “Administrator”), and also provides accounting services to the Trust.

The Administrator supplies office facilities, non-investment related statistical and research date, corporate secretarial services, internal auditing and regulatory compliance services.  The Administrator also assists in the preparation of reports to shareholders, prepares proxy statements, updates prospectuses and makes filings with the Commission and state securities authorities.  The Administrator performs certain budgeting and financial reporting and compliance monitoring activities. For the services provided, the Administrator receives an annual fee from the Trust based upon average daily net assets of each Portfolio as follows:

0.08% on the first $200 million
0.07% of the next $500 million
0.05% on the balance
Minimum annual fee:  $30,000 per Portfolio

The Administrator’s fee is payable monthly, as soon as practicable after the last day of each month, based on the Portfolio’s average daily net assets as determined at the close of business on each business day throughout the month.

For the fiscal year ended November 30, 2007, the Portfolios paid the following Administration Fees to the Administrator:

Micro Cap Portfolio	$72,314
Small Cap Portfolio	$32,188
Mid Cap Portfolio	$35,867
Growth Portfolio	$44,510

Transfer Agent.   U.S. Bancorp Fund Services, LLP, a subsidiary of U.S. Bank, N.A., 615 E. Michigan Street, Third Floor, Milwaukee, Wisconsin 53202, serves as Transfer Agent for the Trust and in that capacity receives and processes orders for the purchase, redemption and exchange of Portfolio shares, certain financial and accounting books and records pursuant to agreements with the Trust.

PORTFOLIO TRANSACTIONS AND BROKERAGE

As discussed in the Prospectus, the Adviser is responsible for decisions to buy and sell securities for each Portfolio, selection of broker-dealers and negotiation of commission rates. Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, an affiliated brokerage subsidiary of the Adviser.

In the over-the-counter market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer). In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The Adviser’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. However, the Adviser may select broker-dealers that provide it with research services -- analyses and reports concerning issuers, industries, securities, economic factors and trends -- and may cause a Portfolio to pay such broker-dealers commissions that exceed those that other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Certain research services furnished by brokers may be useful to the Adviser with clients other than the Trust and may not be used in connection with the Trust.  The Adviser is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the Adviser’s research and analysis.  Therefore, it may tend to benefit the Portfolios by improving the quality of the Adviser’s investment advice.  The investment advisory fees paid by the Portfolios are not reduced because the Adviser receives such services.  When making purchases of underwritten issues with fixed underwriting fees, the Adviser may designate the use of broker-dealers who have agreed to provide the Adviser with certain statistical, research and other information.

The Adviser may effect portfolio transactions through an affiliated broker-dealer, acting as an agent and not as principal, in accordance with Rule 17e-1 under the 1940 Act and other applicable securities laws.

Although the objectives of other accounts or investment companies that the Adviser manages may differ from those of the Portfolios, it is possible that, at times, identical securities will be acceptable for purchase by one or more of the Portfolios and one or more other accounts or investment companies that the Adviser manages.  However, the position of each account or company in the securities of the same issue may vary with the length of the time that each account or company may choose to hold its investment in those securities.  The timing and amount of purchase by each account and company will also be determined by its cash position.  If the purchase or sale of a security is consistent with the investment policies of one or more of the Portfolios and one or more of these other accounts or companies is considered at or about the same time, transactions in such securities will be allocated in a manner deemed equitable by the Adviser.  The Adviser may combine such transactions, in accordance with applicable laws and regulations, where the size of the transaction would enable it to negotiate a better price or reduced commission.  However, simultaneous transactions could adversely affect the ability of a Portfolio to obtain or dispose of the full amount of a security that it seeks to purchase or sell, or the price at which such security can be purchased or sold.

The following tables set forth the brokerage commissions paid by the Portfolios and the amounts of the brokerage commissions paid to affiliated broker-dealers by the Portfolios for the fiscal years ended November 30, 2007, 2006 and 2005.  The following tables do not include trading costs associated with OTC or underwritten offerings.  OTC and underwritten offerings are not transacted through affiliated broker-dealers and, therefore if added to the tables below, would reduce the ratio of overall fund trading costs compared to trading costs attributable to affiliated broker-dealers.

2007 BROKERAGE COMMISSIONS

PORTFOLIO	AGGREGATE BROKERAGE COMMISSIONS	AMOUNT PAID TO AFFILIATED BROKER DEALERS	PERCENTAGE PAID TO AFFILIATED BROKER DEALERS	PERCENTAGE OF AMOUNT OF TRANSACTIONS INVOLVING PAYMENT OF COMMISSIONS TO AFFILIATED BROKER DEALERS

Micro Cap Portfolio	$943,747	$0	$0	$0
Small Cap Portfolio	$234,093	$0	$0	$0
Mid Cap Portfolio	$273,335	$0	$0	$0
Growth Portfolio	$340,215	$0	$0	$0

2006 BROKERAGE COMMISSIONS

PORTFOLIO	AGGREGATE BROKERAGE COMMISSIONS	AMOUNT PAID TO AFFILIATED BROKER DEALERS	PERCENTAGE PAID TO AFFILIATED BROKER DEALERS	PERCENTAGE OF AMOUNT OF TRANSACTIONS INVOLVING PAYMENT OF COMMISSIONS TO AFFILIATED BROKER DEALERS

Micro Cap Portfolio	$1,608,561	$0	$0	$0
Small Cap Portfolio	$ 482,497	$0	$0	$0
Mid Cap Portfolio	$ 729,654	$0	$0	$0
Growth Portfolio	$ 906,930	$0	$0	$0

2005 BROKERAGE COMMISSIONS

PORTFOLIO	AGGREGATE BROKERAGE COMMISSIONS	AMOUNT PAID TO AFFILIATED BROKER DEALERS	PERCENTAGE PAID TO AFFILIATED BROKER DEALERS	PERCENTAGE OF AMOUNT OF TRANSACTIONS INVOLVING PAYMENT OF COMMISSIONS TO AFFILIATED BROKER DEALERS

Micro Cap Portfolio	$1,567,510	$0	$0	$0
Small Cap Portfolio	$1,074,280	$0	$0	$0
Mid Cap Portfolio	$ 557,688	$0	$0	$0
Growth Portfolio	$ 596,038	$0	$0	$0

ADDITIONAL INFORMATION REGARDING THE SHARES

Shareholders will not be issued certificates for their Portfolio shares unless they specifically so request in writing but no certificate is issued for fractional Portfolio shares.  Further information may be obtained by calling the Trust at (800) 426-9157.

Each class of shares of the Portfolios is issued at the respective net asset value next determined after receipt of a purchase order.

Purchases Through The Distributor.  An investor may purchase shares of a Portfolio through dealers that have entered into selected dealer agreements with the Distributor.  An investor’s dealer who has entered into a distribution arrangement with the Distributor is expected to forward purchase orders and payment promptly to the Trust.  Orders received by the Distributor before a Portfolio’s close of business will be executed at the offering price determined at the close of regular trading on the New York Stock Exchange (“NYSE”) that day.  Orders received by the Distributor after a Portfolio’s close of business will be executed at the offering price determined after the close of regular trading of the NYSE on the next trading day.  The Distributor reserves the right to cancel any purchase order for which payment has not been received by the fifth business day following the investment.  A Portfolio will not be responsible for delays caused by dealers.

Purchase By Check.  Checks should be made payable to the specific Portfolio or to “Brazos Mutual Funds.”  If the payment is for a retirement plan account for which the Adviser serves as fiduciary, please note on the check that payment is for such an account.  In the case of a new account, purchase orders by check must be submitted directly by mail to Brazos Funds [Name of Portfolio] c/o U.S. Bancorp Fund Services, LLC, Box 701, Milwaukee, Wisconsin 53201, together with payment for the purchase price of such Class N and Y shares and a completed New Account Application.  Payment for subsequent purchases should be mailed to Brazos Funds [Name of Portfolio] c/o U.S. Bancorp Fund Services, LLC, Box 701, Milwaukee, Wisconsin 53201 and the shareholder’s Portfolio account number should appear on the check.

For fiduciary retirement plan accounts, both initial and subsequent purchases should be mailed to Brazos Funds [Name of Portfolio] c/o U.S. Bancorp Fund Services, LLC, Box 701, Milwaukee, Wisconsin 53201.  Certified checks are not necessary but checks are accepted subject to collection at full face value in United States funds and must be drawn on a bank located in the United States.  Upon receipt of the completed New Account Application and payment check, the Transfer Agent will purchase full and fractional shares of the applicable Portfolio at the net asset value next computed after the check is received, plus the applicable sales charge.  Subsequent purchases of Class N and Y shares of each Portfolio may be purchased directly through the Transfer Agent.  U.S. Bancorp reserves the right to reject any check made payable other than in the manner indicated above.  There are restrictions on the redemption of shares purchased by check for which funds are being collected (See “Shareholder Account Information” in the Prospectus).

Purchase Through U.S. Bancorp.  Shares of the Portfolios are sold at NAV per shares, which is calculated as of the close of regular trading (generally, 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open.  Shares will be purchased at the NAV next calculated after receipt of your investment.  If your order is received in “good order” before 4:00 p.m. Eastern time, shares will be purchased on that day.  Requests received after 4:00 p.m. Eastern time will be purchased at the NAV on the next business day.  “Good order” means that your purchase request includes: the name of the Portfolio, the dollar amount of shares to be purchased, the account number, and a check payable to the Portfolio you are purchasing.

Purchase By Federal Funds Wire.  An investor may make purchases by having his or her bank wire Federal funds to the Transfer Agent.  Federal funds purchase orders will be accepted only on a day on which the Trust and the Transfer Agent are open for business.  Shareholders will be charged a fee by the Transfer Agent for outgoing wire transfers.  In order to insure prompt receipt of a Federal funds wire, it is important that these steps be followed:

--      You must have an existing Brazos Mutual Funds Account before wiring funds.  To establish an account, complete the New Account Application and send it via facsimile to (414) 765-9247 or (414) 765-9214.

--      Call the Trust, [toll free at (800) 426-9157] to obtain your new account number.

--      Instruct the bank to wire the specified amount to the Transfer Agent: U.S. Bank, N.A. Milwaukee, WI, ABA# 075000022; Credit U.S. Bancorp Fund Services, DDA# 112-952-137, Brazos [name of Portfolio, Class ___] (include shareholder name and account number).

Telephone Transactions. For your protection, telephone requests are recorded in order to verify their accuracy.  In addition, Shareholder/Dealer Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information.  If appropriate measures are not taken, the Trust is responsible for any losses that may occur to any account due to an unauthorized telephone call.  Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days.  At times of peak activity, it may be difficult to place requests by phone.  During these times, consider sending your request in writing.

ADDITIONAL INFORMATION REGARDING PURCHASES OF

CLASS N AND Y SHARES

Class N and Y shares of the Portfolios may be purchased without sales commission at the net asset value per share next determined after an order is received in proper form by the Trust.  Initial investments in the Class Y shares of the Portfolios must be at least $1,000,000, and subsequent minimum investments must be at least $1,000.  Class Y shares may be purchased and subsequent investments may be made without being subject to the minimum or subsequent investment limitations at the discretion of the officers of the Trust.  For Class N shares, there is a minimum initial investment of $5,000 for non-retirement accounts, $1,000 for retirement accounts and $500 for Automatic Investment Plan provided that at least $50 is invested each month.  Subsequent investments for Class N shares must be at least $100 for non-retirement accounts and $25 for retirement accounts.

Class Y shares may be purchased and subsequent investments may be made by principals, officers, associates and employees of the Trust and its affiliates, their families and their business or personal associates, either directly by the Adviser or through their individual retirement accounts, and by any pension or profit-sharing plan, without being subject to the minimum or subsequent investment limitations.

Payment does not need to be converted into Federal Funds (moneys credited to the Trust’s Custodian Bank by a Federal Reserve Bank) before the Trust will accept it for investment.  Specify the Portfolio in which the funds should be invested in on the Account Registration Form.  An order received in proper form prior to the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) (the “NYSE”) will be executed at the price computed on the date of receipt; and an order received not in proper form or after the close of the NYSE will be executed at the price computed on the next day the NYSE is open after proper receipt.  The NYSE will be closed on the following days: New Year’s Day; Martin Luther King, Jr.’s Birthday; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day and Christmas Day.

The Portfolios reserve the right in their sole discretion (1) to suspend the offering of their shares, (2) to reject purchase orders when in the judgment of management such rejection is in the best interests of the Trust, and (3) to reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of the Portfolios’ shares.

Class Y shares of the Portfolios may be purchased by customers of broker-dealers or other financial intermediaries (“Service Agents”) which deal with the Trust on behalf of their customers. Service Agents may impose additional or different conditions on the purchase or redemption of shares of the Portfolios and may charge transaction or other account fees. Each Service Agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different purchase and redemption conditions. Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditions. Amounts paid to Service Agents may include transaction fees and/or service fees paid by the Trust from the Trust’s assets attributable to the Service Agent, and which would not be imposed if Class Y shares of the Portfolios were purchased directly from the Trust or the Distributor.  The Service Agents may provide shareholder services to their customers that are not available to a shareholder dealing directly with the Trust.  A salesperson and any other person entitled to receive compensation for selling or servicing shares of the Portfolios may receive different compensation with respect to one particular class of shares over another in the Trust.

Service Agents, or if applicable, their designees, that have entered into agreements with the Trust or its agent, may enter confirmed purchase or redemption orders on behalf of clients and customers, with payment to follow no later than the Portfolios’ pricing on the following business day. If payment is not received by the Trust’s Transfer Agent by such time, the Service Agent could be held liable for resulting fees or losses. A Portfolio may be deemed to have received a purchase or redemption order when a Service Agent, or, if applicable, its authorized designee, accepts the order. Orders received by the Trust in proper form will be priced at each Portfolio’s net asset value next computed after they are accepted by the Service Agent or its authorized designee. Service Agents are responsible to their customers and the Trust for timely transmission of all subscription and redemption requests, investment information, documentation and money.

ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

Reference is made to the Prospectus for certain information as to the redemption of Portfolio shares.

If the Trustees determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Trust, having filed with the SEC a notification of election pursuant to Rule 18f-1 on behalf of each of the Portfolios, may pay the redemption price in whole, or in part, by a distribution in kind of securities from a Portfolio in lieu of cash. In conformity with applicable rules of the SEC, the Portfolios are committed to pay in cash all requests for redemption, by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the applicable Portfolio at the beginning of such period. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash. The method of valuing portfolio securities is described below in the section entitled “Determination of Net Asset Value,” and such valuation will be made as of the same time the redemption price is determined.

The Trust and the Trust’s Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened, as well as prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Trust or Transfer Agent does not employ the procedures described above. Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine. Shareholders will be charged a fee by the Transfer Agent for outgoing wire transfers.

The Distributor is authorized, as agent for the Portfolios, to offer to repurchase shares that are presented by telephone to the Distributor by investment dealers. Repurchase orders received by the Distributor after the Portfolio’s close of business will be priced based on the next business day’s close. Dealers may charge for their services in connection with the repurchase, but neither the Portfolios nor the Distributor imposes any such charge. The offer to repurchase may be suspended at any time.

EXCHANGE PRIVILEGES

Shareholders in any of the Portfolios may exchange their shares for the same class of shares of any other Portfolio that offer such class at the respective net asset value per share.  Before making an exchange, a shareholder should obtain and review the prospectus of the fund whose shares are being acquired.  All exchanges are subject to applicable minimum initial or subsequent investment requirements.  All exchanges can be effected only if the shares to be acquired are qualified for sale in the state in which the shareholder resides.  An exchange of shares will constitute a taxable transaction except for individual retirement accounts (“IRAs”), 401(k) plans, Keogh Plans and other qualified retirement or tax-exempt plans or accounts.  The exchange privilege may be terminated or modified upon 60 days’ written notice.

Because excessive trading (including short-term “market timing” trading) can hurt a Portfolio’s performance, each Portfolio may refuse any exchange transaction without any prior notice, if in the opinion of the Portfolios, the transaction may be a market timing activity or if the transaction is excessive.

Exchange requests should be made by calling 1-800-426-9157 or by writing to Brazos Mutual Funds, c/o U.S. Bancorp Fund Services, LLC. P.O. Box 701, Milwaukee, WI 53201-0701.  The exchange privilege is only available with respect to Portfolios that are registered for sale in the shareholder’s state of residence.

Any such exchange will be based on the respective net asset values of the shares involved.  There is no sales commission or charge of any kind.  Before making an exchange into a Portfolio, a shareholder should read the Prospectus and consider the investment objectives of the Portfolio whose shares are to be purchased.  You may obtain a Prospectus by calling the Trust at 1-800-426-9157. Investor correspondence should be directed to the Brazos Mutual Funds, c/o U.S. Bancorp Fund Services, LLC. P.O. Box 701, Milwaukee, WI 53201-0701.

Exchange requests may be made either by mail or telephone.  Telephone exchanges will be accepted only if the certificates for the shares to be exchanged are held by the Trust for the account of the shareholder and the registration of the two accounts will be identical.  Requests for exchanges received prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) will be processed as of the close of Business on the same day.  Requests received after the close of the NYSE will be processed on the next business day.  Neither the Trust nor the Administrator will be responsible for the authenticity of the exchange instructions received by telephone. Exchanges may also be subject to limitations as to amounts or frequency, and to other restrictions established by the Board of Trustees to assure that such exchanges do not disadvantage the Trust and its shareholders.

For federal income tax purposes, an exchange between Portfolios is a taxable event, and, accordingly, a capital gain or loss may be realized.  The exchange privilege may be modified or terminated at any time.

DETERMINATION OF NET ASSET VALUE

The Trust is open for business on any day the NYSE is open for regular trading.  Shares are valued each day as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time). The net asset value (“NAV”) for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. Each Portfolio calculates the net asset value of each class of its shares separately by dividing the total value of the  net assets allocable to each class by the outstanding shares of such class. Investments for which market quotations are readily available are valued at their price as of the close of regular trading on the NYSE for the day. All other securities and assets are valued at fair value following procedures approved by the Trustees.

A Portfolio’s liabilities, including proper accruals of expense items, are deducted from total assets.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and other Distributions.  Dividends from net investment income and distributions of the excess of net short-term capital gain over net long-term capital loss (“net short-term capital gain”) and of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) (“capital gain distributions”), if any, will be distributed at least annually to the shareholders of the Portfolios.  For purposes of calculating capital gain distributions, each Portfolio offsets any prior taxable year’s capital loss carryforwards against the current taxable year’s realized capital gains, if any; accordingly, no capital gain distributions will be made by a Portfolio for a taxable year until it has realized gains in that year in excess of any such loss carryforward.

Dividends and other distributions will be paid in additional Portfolio shares of the distributing class based on the net asset value of those shares at the Portfolio’s close of business on the distribution date, unless the shareholder notifies the Portfolio at least five business days prior to that date to receive such distributions in cash.

Taxes.  Each Portfolio (which is treated as a separate corporation for federal tax purposes) intends to continue to qualify for the special tax treatment afforded regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”).  As long as a Portfolio so qualifies, the Portfolio (but not its shareholders) will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gain that it distributes to its shareholders. Each Portfolio intends to distribute substantially all of such income and gain. If a Portfolio were to fail to so qualify, (1) it would be taxed on the full amount of its taxable income at regular corporate rates without any deduction for distributions to its shareholders and (2) shareholders would treat all those distributions, including distributions of net capital gain, as dividends to the extent of the Portfolio’s earnings and profits, taxable as ordinary income (except that, for individual shareholders, the part thereof that is “qualified dividend income” would be subject to federal income tax at the rate for net capital gain -- a maximum of 15%); those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances.  In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

To continue to qualify for treatment as a RIC, a Portfolio must distribute to its shareholders at least 90% of its investment company taxable income for each taxable year (“Distribution Requirement”) and, among other things, (1) derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies, and (b)  net income from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Income Requirement”) and (2) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (a) securities (other than U.S. Government securities or securities of other RICs) of any one issuer , (b) securities (other than securities of other RICs) of two or more issuers the Portfolio controls that are determined to be engaged in the same, similar or related trades or businesses or (c) securities of one or more QPTPs.  Qualification as a RIC under the Code for tax purposes does not entail government supervision of management and investment policies.

A Portfolio will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (“capital gain net income”) for the 12-month period ending on October 31 of the calendar year and (3) all undistributed ordinary income and capital gain net income for previous years.  Each Portfolio intends to make distributions sufficient to avoid the Excise Tax.  For these and other purposes, a distribution will be treated as paid on December 31 of a calendar year if declared by a Portfolio in October, November or December of that year, payable to shareholders of record on a date in one of those months and paid by the Portfolio during January of the following year. Any such distributions will be taxable to shareholders as of such December 31, rather than the date on which the distributions are received.

Dividends from net investment income and net short-term capital gain a Portfolio pays are taxable to its shareholders as ordinary income, whether received in cash or reinvested in additional shares, except that, as described in the Prospectus, a portion of a Portfolio’s dividends from net investment income, whether paid in cash or reinvested in additional shares, may be qualified dividend income or eligible for the dividends-received deduction allowed to corporations.

Any net capital gain that is distributed to shareholders will be taxable to them as long-term capital gains, whether received in cash or reinvested in additional shares and regardless of the length of time a shareholder has owned his or her shares.  The maximum capital gains tax rate for individuals currently is 15% with respect to assets held for more than 12 months.  The capital gains tax rate is the same as the tax rate for ordinary income (35%) for corporate shareholders.

On a redemption or exchange of shares, a shareholder will realize a taxable gain or loss depending on the shareholder’s basis in the shares.  That gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands.  Any such capital gain generally will be treated as short-term capital gain, taxable at the same rates as ordinary income, if the shares are held for not more than 12 months and as long-term capital gain, taxable for individuals at the maximum rate of 15%, if the shares are held for more than 12 months.  A loss recognized on a redemption or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of any distributions of net capital gain received with respect to those shares.

Generally, part or all of any loss realized on a redemption or exchange of shares of a Portfolio will be disallowed if other shares of that Portfolio are acquired (whether through the automatic reinvestment of distributions or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.  In such a case, the basis in the acquired shares will be adjusted to reflect the disallowed loss.

Dividends and interest a Portfolio receives, and gains it realizes, on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its investments.  Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.  It is impossible to determine in advance the effective rate of foreign tax to which a Portfolio will be subject, since the amount of each Portfolio’s assets to be invested in various countries is not known. It is not anticipated that any Portfolio will qualify to pass through to its shareholders the ability to claim as a foreign tax credit or deduction their respective shares of foreign taxes the Portfolio pays.

The use of hedging strategies, such as writing (selling) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith.  Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts a Portfolio derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Investments in Futures and options may cause a Portfolio to recognize taxable income prior to the receipt of cash, thereby requiring the Portfolio to liquidate other positions, or to borrow money, so as to be able to make sufficient distributions to shareholders to satisfy the Distribution Requirement and avoid imposition of the Excise Tax.  Moreover, some or all of that recognized taxable income may be ordinary income or short-term capital gain, with the result that distributions thereof to shareholders will be taxable as ordinary income.

Dividends a Portfolio pays to a foreign shareholder -- other than dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and distributions of net capital gain paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year -- generally will be subject to a federal withholding tax of 30% (or lower treaty rate).  However, two categories of dividends, “short-term capital gain dividends” and “interest-related dividends,” if properly designated by a Portfolio, will be exempt from that tax.  “Short-term capital gain dividends” are dividends that are attributable to net short-term capital gain, computed with certain adjustments.  “Interest-related dividends” are dividends that are attributable to “qualified net interest income” (“qualified interest income” less allocable deductions), which generally consists of certain original issue discount, interest on obligations “in registered form” and interest on deposits.  The exemption from withholding tax will apply to short-term capital gain dividends and interest-related dividends a Portfolio pays to foreign investors, with certain exceptions, only with respect to its current taxable years ending November 30, 2008 (unless extended by legislation introduced by Congress late last year).

Based upon the number of shareholders of a Portfolio, it could be considered to be a personal holding company (“PHC”) under the Code.  A corporation is considered a PHC if (1) at least 60% of its “adjusted ordinary gross income” for a taxable year is derived from certain types of passive income (e.g., interest and dividends) and (2) at any time during the last half of that taxable year more than 50% in value of its outstanding stock is owned directly, or indirectly, by or for not more than five individuals.  A corporation satisfying this test is taxed on its undistributed personal holding company income (“UPHCI”) at 15%.  UPHCI is computed by making certain adjustments to taxable income and deducting distributions made to shareholders during the taxable year.

The tax on UPHCI is in addition to any other tax.  Under the Code, a RIC that is also a PHC will also be taxed on any undistributed investment company taxable income at the highest corporate income tax rate under the Code (currently 35%).  Each Portfolio intends to distribute sufficient taxable income to its shareholders in any taxable year in which it is treated as a PHC to reduce or eliminate its UPHCI.

The foregoing is a general and abbreviated summary of the applicable provisions of the federal income tax law currently in effect.  Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.  In addition, foreign investors should consult with their own tax advisors regarding the particular tax consequences to them of an investment in any Portfolio.

RETIREMENT PLANS

Shares of each Portfolio are eligible to be purchased in conjunction with various types of qualified retirement plans and accounts.  The summary below is only a brief description of the applicable federal income tax law and does not purport to be complete.  Further information or an application to invest in shares of a Portfolio by establishing any of the retirement plans or accounts described below may be obtained by calling the Trust at (800) 426-9157.  However, it is recommended that a shareholder considering any retirement plan or account consult a tax adviser before participating.

Pension and Profit-Sharing Plans.  Sections 401(a) and 401(k) of the Code permit business employers and certain associations to establish pension and profit-sharing plans for employees.  Shares of a Portfolio may be purchased by plans for non-corporate employers (including self-employed individuals), as well as by corporate plans.  Each retirement plan provides tax advantages for owners and participants.  Contributions made by the employer are tax-deductible, and participants do not pay taxes on contributions or earnings until withdrawn.

Tax-Sheltered Custodial Account.  Section 403(b)(7) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in section 501(c)(3) of the Code to purchase shares of a Portfolio and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes.

Individual Retirement Account (IRA).  Section 408 of the Code permits eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, commonly referred to as a SEP-IRA. These IRAs are subject to limitations with respect to the amount that may be contributed, the deductibility of those amounts, the eligibility of individuals and the time in which distributions may or must commence.  In addition, certain distributions from some other types of retirement plans may be transferred on a tax-deferred basis to an IRA.

Savings Incentive Match Plan For Employees (“SIMPLE IRA”).  This plan provides small employers with a simplified tax-favored retirement plan. Contributions are deducted from the employee’s paycheck before taxes and are deposited into a SIMPLE IRA by the employer, who must make either matching contributions or non-elective contributions.  Contributions are tax-deductible for the employer, and participants do not pay taxes on contributions on earnings until they are withdrawn.

Roth IRA. A shareholder whose adjusted gross income (or combined adjusted gross income with his or her spouse) does not exceed certain levels may establish and contribute to a Roth IRA.   Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years and the account holder has reached age 59½ (or certain other conditions apply).

Coverdell Education Savings Account (“CESA”).  Although not technically for retirement savings, a CESA provides a vehicle for saving for a child’s education.   A CESA may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute to a CESA, provided that no more than $2,000 may be contributed for any year to CESAs for the same beneficiary.  Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or a member of his or her family).

DESCRIPTION OF SHARES

Ownership of the Trust is represented by transferable shares of beneficial interest.  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares, $.00l par value, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests of the Trust.

Currently, four series of shares of the Trust have been authorized pursuant to the Declaration of Trust:  Micro Cap Portfolio, Small Cap Portfolio, Mid Cap Portfolio and Growth Portfolio.  Each Portfolio offers Class Y and N shares.  The Trustees may authorize the creation of additional series and classes of shares so as to be able to offer to investors additional investment portfolios within the Trust that would operate independently from the Trust’s present Portfolios, or to distinguish among shareholders, as may be necessary, to comply with future regulations or other unforeseen circumstances.  Each series of the Trust’s shares represents the interests of the shareholders of that series in a particular portfolio of Trust assets.  In addition, the Trustees may authorize the creation of additional classes of shares in the future, which may have fee structures different from those of existing classes and/or may be offered only to certain qualified investors.

Shareholders are entitled to a full vote for each full share held.  The Trustees have terms of unlimited duration (subject to certain removal procedures) and have the power to alter the number of Trustees, and appoint their own successors, provided that at all times at least a majority of the Trustees have been elected by shareholders.  The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being elected, while the holders of the remaining shares would be unable to elect any Trustees.  Although the Trust need not hold annual meetings of shareholders, the Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust.  Also, a shareholders meeting for the purpose of electing or removing trustees must be called, if so requested by the holders of record of 10% or more of the outstanding shares of the Trust.  In addition, the Trustees may be removed by the action of the holders of record of two-thirds or more of the outstanding shares.  All series of shares will vote with respect to certain matters, such as election of Trustees.  When all series of shares are not affected by a matter to be voted upon, such as approval of investment advisory agreements or changes in a Portfolio’s policies, only shareholders of the series affected by the matter may be entitled to vote.

All classes of shares of a given Portfolio are identical in all respects, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class N shares are subject to a Rule 12b-1 fee,  (iii) Class N shares has voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to such class, (iv) Class Y shares are sold without a sales charge or Rule 12b-1 distribution fee and have a minimum initial investment requirement of $1,000,000, and (v) each class of shares will be exchangeable only into the same class of shares of any of the other Portfolios that offers that class.  All shares of the Trust issued and outstanding and all shares offered by the Prospectus when issued are fully paid and non-assessable.  Shares have no preemptive or other subscription rights and are freely transferable on the books of the Trust.  In addition, shares have no conversion rights, except as described above.

The Declaration of Trust provides that no Trustee of the Trust is liable to the Trust or to a shareholder, nor is any Trustee liable to any third persons in connection with the affairs of the Trust, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties. It also provides that all third persons shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Trust. The Trust shall continue, without limitation of time, subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies relating to portfolio securities held by the Portfolios as part of their investment advisory services, subject to the supervision and oversight of the Board.  Notwithstanding this delegation of responsibilities, however, each Portfolio retains the right to vote proxies relating to its portfolio securities.

The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Portfolio and its shareholders, taking into account the value of the Portfolio’s investments.

Proxy Voting Guidelines.  In the absence of special circumstances, the Adviser will vote proxies in accordance with the proxy voting guidelines (“Proxy Guidelines”) adopted as part of the Trust’s Proxy Policies.  Generally, the Guidelines call for the Adviser to vote proxies so as to promote the long-term economic value of the underlying security.

Every reasonable effort should be made to vote proxies.  However, the Adviser is not required to vote a proxy if it is not practicable to do so or it determines that the potential costs involved with voting a proxy outweigh the potential benefits to a Portfolio and its shareholders.

The Proxy Guidelines generally characterizes proxy voting issues into three Levels (I, II and III).  Level I matters normally are voted based on the recommendation of the issuer’s management.  Matters that could meaningfully impact the position of existing shareholders (Levels II and III) are given special consideration and voted in a manner that is believed to support the interests of shareholders.

Level I proposals are those which do not propose to change the structure, bylaws, or operations of the corporation to the detriment of the shareholders.  Given the routine nature of these proposals, proxies will nearly always be voted with management.  Examples of such proposals would include, among other things:  the approval of auditors; election of director and/or officers; liability limitations for directors; and indemnification provisions for directors.

Level II proposals are those that are more likely to affect the structure and operations of the corporation and, therefore, will have a greater impact on the value of a shareholder’s investment.  Examples of such proposals would include, among other things:  decisions as to mergers and acquisitions affecting the company; corporate restructuring; re-incorporation or formation; increase or decrease in directors, preferred stock or common stock; and changes in capitalization.  These proposals require special consideration by the Adviser, and these decisions are made on a case-by-case basis on the perceived best interest of Portfolio shareholders.

Level III proposals are those that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment.  The Adviser generally will vote against these proposals.  Examples of these proposals include, among other things:  poison pill provisions; “golden parachute” provisions; “greenmail” provisions; supermajority voting requirements; board classification without cumulative voting; and confidential voting requirements.

Conflicts of Interest.  The Guidelines also address procedures to be used by the Adviser when there is a conflict of interest between the interests of the Adviser (or its affiliates), the Subadviser (or its affiliates), or the distributor (or its affiliates) with the interests of the Portfolios.  Each proxy is reviewed by the Adviser to assess the extent to which there may be a material conflict of interest.  With respect to conflicts of interest regarding the Portfolios, the Adviser will notify the Proxy Voting Committee as to the nature of the conflict to assist in its resolution.  The Proxy Voting Committee, which consists of the CEO, the Chief Compliance Officer and a portfolio manager(s), will consult with an independent member of the Board.

More Information.  The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request by calling toll-free, 1-800-426-9157 or by accessing the SEC’s website at www.sec.gov.  In addition, a copy of the Proxy Policies are also available by calling 1-800-426-9157 and will be sent within three business days of receipt of a request.

PORTFOLIO HOLDINGS INFORMATION

It is the Trust’s policy to protect the confidentiality of portfolio holdings and prevent the selective disclosure of non-public information concerning the Portfolios.  The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Portfolios.  These portfolio holdings disclosure policies have been approved by the Trust’s Board of Trustees.

In accordance with SEC regulatory requirements, each Portfolio files a complete schedule of its portfolio holdings on a quarterly basis within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  Each Portfolio also makes available on the Trust’s website a complete schedule of its portfolio holdings and a list of its top ten holdings as of the last business day of each calendar quarter no sooner than 5 business days following the end such calendar quarterly.

Until portfolio holdings information for Portfolios is made public in Form N-CSR, in Form N-Q, in a shareholder report, or on the Trust’s website, it is considered to be confidential.  Such information may only be disclosed to persons who have a legitimate business reason to have the information and who are subject to a duty to keep the information confidential.

Non-public portfolio holdings information may not be provided to any actual or prospective shareholder of the Funds, any institutional investor, or any broker-dealer or financial intermediary who seeks such information for purposes of determining whether to invest in the Portfolios.  This is not considered a legitimate business need for the information.  If such persons request portfolio holdings information, they may only be provided with information that is disclosed in the latest annual or semi-annual report, in Forms N-CSR and N-Q filed with the SEC, and on the Trust’s website.

Non-public portfolio holdings information may be provided to the following categories of persons based upon the fact that they have a legitimate business need for such information or are subject to a duty of confidentiality:

(a)	The Adviser, Subadviser, and subadviser candidates for the Portfolios (and their access persons);
(b)	Administrator
(c)	Fund Accountant
(d)	Auditors of the Portfolios;
(e)	Legal counsel for the Trust and to the independent Trustees of the Trust;
(f)	Companies that provide analytical services to the Portfolios, the Adviser and Subadviser;
(g)	Pricing services employed by the Portfolios;
(h)	Proxy voting services employed by the Portfolios;
(i)	Broker-dealers who provide execution or research services for the Portfolios (including identifying potential buyers and sellers for securities that are held by the Portfolios);
(j)	Broker-dealers who provide quotations that are used in pricing when a pricing service is unable to provide a price or it is determined to be unreliable; and,
(k)	Companies that provide other services that are deemed to be beneficial to the Portfolios.

The Portfolios may distribute (or authorize a service provider to distribute) complete or partial lists of portfolio holdings to ratings and ranking agencies.  The information is provided no earlier than 5 business days following the completion of the most recent calendar quarter.

The Portfolios may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times to certain individuals or entities, provided that (1) the recipient is subject to a written confidentiality agreement, (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Portfolios and will not use the information to facilitate or assist in any investment program, and (3) the recipient will not provide access to third parties to this information.  In such cases, disclosure of the Portfolios’ portfolio holdings information may be made only with prior written approval of the Trust’s Chief Executive Officer, Chief Financial Officer or its Chief Compliance Officer.

The Trust’s Chief Compliance Officer monitors for compliance with the foregoing policies.  Any violations of these policies are reported to the Trust’s Board of Trustees on a quarterly basis.  The policies of the Portfolios’ subadviser are monitored by its compliance staff and any violations are required to be reported to the Funds’ Chief Compliance Officer and the Board of Directors of the Funds.  In no event shall the Adviser, its affiliates or employees, or the Portfolios receive any direct or indirect compensation in connection with the disclosure of information about the Portfolios’ portfolio holdings.

Any conflict between the interests of shareholders and the interests of the Adviser, Subadviser or any if its affiliates, will be reported to the Board, which will make a determination that is in the best interests of shareholders.

ADDITIONAL INFORMATION

Reports To Shareholders.  The Trust sends audited annual and unaudited semi-annual reports to shareholders of each of the Portfolios. In addition, the Transfer Agent sends a statement to each shareholder having an account directly with the Trust to confirm transactions in the account.

Custodian.  U.S. Bank, N.A., 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212, serves as custodian to the Trust and in that capacity holds all securities and cash owned by the Portfolios.  U.S. Bank N.A. and/or its affiliates receive revenue from certain broker-dealers that may receive Rule 12b-1 fees or other payments from mutual funds in which certain of the Portfolios may invest.

Independent Registered Public Accounting Firm And Legal Counsel.  PricewaterhouseCoopers LLP, 100 East Wisconsin, Milwaukee, WI 53302 serves as the Trust’s independent accountants and in that capacity examines the annual financial statements of the Trust. The firm of Kirkpatrick & Lockhart Preston Gates Ellis LLP, 1601 K Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.

FINANCIAL STATEMENTS

The Trust’s audited financial statements contained in its 2007 annual report to shareholders are incorporated by reference into this SAI.  You may request a copy of the annual report at no charge by calling (800) 426-9157 or by writing the Trust at U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM ISSUE CREDIT

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” - Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3”  - Obligations exhibit adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“C” - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” - Obligations are in payment default.  The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody’s for commercial paper:

“Prime-1” - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

“Prime-3” - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

“Not  Prime”  -  Issuers  do  not  fall  within  any of  the  Prime  rating categories.

Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” - Securities possess the highest credit quality.  This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.

“F2” - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” - Securities possess fair credit quality.  This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

“B” - Securities possess speculative credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C” - Securities possess high default risk. This  designation  indicates a capacity  for  meeting  financial  commitments  which is solely  reliant  upon a sustained, favorable business and economic environment.

“D” - Securities are in actual or imminent payment default.

“+” or “-” may be appended to a rating other than “F1” to denote relative status within major rating categories.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

The following summarizes the ratings used by Standard & Poor’s for corporate and municipal debt:

“AAA” - An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” - An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” - An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,”  “CCC,”  “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” - An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” - An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” - An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC”  -  An  obligation  rated  “CC”  is  currently  highly  vulnerable  to nonpayment.

“C”  - A subordinated debt obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

“D” - An obligation rated “D” is in payment default.  The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

- PLUS (+) OR MINUS  (-) - The  ratings  from  “AA”  through  “CCC”  may be modified  by the  addition  of a plus or minus  sign to show  relative  standing within the major rating categories.

The following summarizes the ratings used by Moody’s for corporate and municipal long-term debt:

“Aaa” - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa” - Bonds are judged to be of high quality by all standards.  Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the “Aaa” securities.

“A” - Bonds  possess many  favorable  investment  attributes  and are to be considered  as  upper-medium-grade  obligations.   Factors  giving  security  to principal  and interest  are  considered adequate,  but  elements  may be  present  which  suggest  a  susceptibility  to impairment sometime in the future.

“Baa” - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba” - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B” - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa” - Bonds are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

“Ca” - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

“C” - Bonds are the lowest rated class of bonds, and issues so rated can be regarded  as  having  extremely  poor  prospects  of  ever  attaining  any  real investment standing.

Note:  Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” - Securities considered to be investment grade and of high credit quality.  These ratings denote a low expectation of credit risk.  The timely payment of financial commitments is strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” - Securities considered to be highly speculative.   These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” - Securities have high default risk.  Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. “CC” ratings indicate that default of some kind appears probable, and “C” ratings signal imminent default.

“DDD,” “DD” and “D” - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” Long-term rating category or to categories below “CCC”.

MUNICIPAL NOTE RATINGS

A Standard and Poor’s note rating reflects the liquidity factors and market access risks unique to notes due in three years or less.  The following summarizes the ratings used by Standard & Poor’s for municipal notes:

“SP-1” - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest.  Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” - The  issuers  of these  municipal  notes  exhibit  a  satisfactory capacity to pay  principal  and  interest,  with some  vulnerability  to adverse financial and economic changes over the term of the notes.

“SP-3” - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s  ratings  for  state  and  municipal  notes  and  other  short-term obligations are designated Moody’s Investment Grade (“MIG”) and variable rate demand obligations are designated Variable Moody’s Investment Grade (“VMIG”). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody’s for short-term obligations:

“MIG-1”/”VMIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

“MIG-2”/”VMIG-2” - This designation denotes strong credit quality.  Margins of protection are ample although not as large as in the preceding group.

“MIG-3”/”VMIG-3” - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

“SG” - This designation denotes speculative-grade credit quality.  Debt instruments in this category lack sufficient margins of protection.

Fitch uses the same ratings for municipal securities as described above for other short-term credit rating.

PART C
FORM N-1A
OTHER INFORMATION

Item 23. Exhibits

(a)
(1)  Certificate of Trust filed October 24, 1996 is incorporated by reference to Exhibit (1)(a) to the Registration Statement on Form N-1A (“Registration Statement”) filed October 13, 1996 (“Form N-1A”).

(2)  Agreement and Declaration of Trust filed October 28, 1996 is incorporated by reference to Exhibit (b)(1)(b) to Pre-Effective Amendment No. 1 to the Registration Statement filed December 2, 1997 (“Pre-Effective Amendment No. 1”).

(3)  Amendment to Agreement and Declaration of Trust filed May 13, 1999 is incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 6 to the Registration Statement filed June 1, 1999 (“Post-Effective Amendment No. 6”).

(4)  Amended and Restated Agreement and Declaration of Trust dated November 12, 2002 is incorporated by reference to Exhibit (a)(4) to Post Effective Amendment No. 14 filed on March 28, 2003 (“Post Effective Amendment No. 14”).

(5)  Amended and Restated Agreement and Declaration of Trust dated as of July 5, 2005 is incorporated by reference to Exhibit (a)(5) to Post Effective Amendment No. 18 filed on March 31, 3006.

(b)	(1) Bylaws adopted November 25, 1996 is incorporated by reference to Exhibit (b)(2) to Pre-Effective Amendment No. 1.

(2)  Amended Bylaws dated November 14, 1997 is incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 3 to the Registration Statement filed February 17, 1998 (“Post-Effective Amendment No. 3”).

(c)	Not Applicable

(d)
(1)  Investment Advisory Agreement between Registrant and Brazos Capital Management, L. P. dated June 25, 1999, with respect to the Brazos Small Cap Growth Portfolio is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 12 filed February 11, 2002 (“Post-Effective Amendment No. 12”).

(1)(a)  Supplement to the Investment Advisory Agreement between Registrant and Brazos Capital Management, L.P. dated June 25, 1999 with respect to the Brazos Small Cap Portfolio is incorporated by reference to Exhibit (d)(1)(a) to Post-Effective Amendment No. 17 filed March 30, 2005 (“Post-Effective Amendment No. 17”).

(2)  Investment Advisory Agreement between Registrant and Brazos Capital Management, L. P. dated June 25, 1999, with respect to the Brazos Real Estate Securities Portfolio is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 12.

(3)  Investment Advisory Agreement between Registrant and Brazos Capital Management, L. P. dated June 25, 1999, with respect to the Brazos Micro Cap Growth Portfolio is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 12.

3(a)  Supplement to the Investment Advisory Agreement between Registrant and Brazos Capital Management, L.P. dated June 25, 1999 with respect to the Brazos Micro Cap Portfolio is incorporated by reference to Exhibit (d)(3)(a) to Post-Effective Amendment No. 17.

(4)  Investment Advisory Agreement between Registrant and Brazos Capital Management, L. P. dated June 25, 1999, with respect to the Brazos Growth Portfolio is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 12.

(4)(a)  Amendment to the Investment Advisory Agreement between Registrant and Brazos Capital Management, L.P. dated June 15, 1999, with respect to the Brazos Growth Portfolio is incorporated by reference to Exhibit (d)(4)(a) to Post-Effective Amendment No. 12.

(4)(b)  Supplement to the Investment Advisory Agreement between Registrant and Brazos Capital Management, L.P. dated June 25, 1999, with respect to the Brazos Growth Portfolio is incorporated by reference to Exhibit 4(b) to Post-Effective Amendment No. 17.

(5)  Investment Advisory Agreement between Registrant and Brazos Capital Management, L. P. dated October 14, 1999, with respect to the Brazos Mid Cap Growth Portfolio is incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 12.

(5)(a)  Amendment to Investment Advisory Agreement between Registrant and Brazos Capital Management, L.P. dated June 25, 1999 with respect to the Brazos Mid Cap Portfolio (formerly Brazos Mid Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(5)(a) to Post-Effective Amendment No. 12.

(5)(b)  Supplement to the Investment Advisory Agreement between Registrant and Brazos Capital Management, L.P. dated June 25, 1999 with respect to the Brazos Mid Cap Portfolio is incorporated by reference to Exhibit (d)(5)(b) to Post-Effective Amendment No. 17

(e)
(1)  Distribution Agreement dated November 25, 2002, by and between Registrant, Brazos Capital Management, L.P. and Quasar Distributors, LLC, is incorporated by reference to Exhibit (e)(1) to Post Effective Amendment No. 14.

(f)           Not Applicable

(g)	(1) Custodian Agreement between Registrant and U.S. Bank National Association dated October 1, 2002 is incorporated by reference to Exhibit (g)(1) to Post Effective Amendment No. 14.

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(h)
(1)  Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC, dated November 25, 2002 is incorporated by reference to Exhibit (h)(1)(a) to Post Effective Amendment No. 14.

(2)  Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC, dated October 1, 2002 is incorporated by reference to Exhibit (h)(2) to Post Effective Amendment No. 14.

(3)  Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC, dated October 1, 2002 is incorporated by reference to Exhibit (h)(3) to Post Effective Amendment No. 14.

(4)  Prospect Servicing Agreement between Registrant, Brazos Capital Management, L.P. and U.S. Bancorp Fund Services, LLC, dated November 25, 2002 incorporated by reference to Exhibit (h)(4) to Post Effective Amendment No. 14.

(i)           Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP – filed herewith

(j)           Consent of PricewaterhouseCoopers LLP, independent accountants for the Registrant– filed herewith

(k)           Not Applicable

(l)
Subscription Agreement between Registrant and Brazos Capital Management, L.P. dated December 11, 1999 is incorporated by reference to Exhibit (b)(13) to Pre-Effective Amendment No. 2 to the Registration Statement filed December 17, 1996 (“Pre-Effective Amendment No. 2”).

(m)
Distribution Plan for Class N Shares filed with Registrant’s Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A with the SEC on March 30, 2007, and is incorporated by reference.

(n)	Plan Pursuant to Rule 18f-3 for Operation of Multi-Series System dated February 23, 2001 is incorporated by reference to Post Effective Amendment No. 12.

(p)	(1) Code of Ethics of the Fund is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 17.

(2)  Code of Ethics of the Adviser is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 17.

(3)  Code of Ethics of the Principal Underwriter is incorporated by reference to Exhibit (p)(3) to Post Effective Amendment No. 14.

Item 24.    Persons Controlled by or Under Common Control with Registrant

Registrant is not controlled by or under common control with any person.

Item 25.   Indemnification

Reference is made to Article VII of Registrant’s Amended and Restated Agreement and Declaration of Trust which is incorporated by referenced to Exhibit (a)(4) to Post Effective Amendment No. 14.  The Amended Declaration of Trust is filed herewith.

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Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended:

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, office or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, office or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Provisions for indemnification of the Adviser are contained in Section 7 of the Investment Advisory Agreements with Registrant.

Provisions for indemnification of the principal underwriter, Quasar Distributors, LLC, is contained in Section 6 of its Distribution Agreement with Registrant.

Provisions for indemnification of the Transfer Agent are contained in Section 5 of its Transfer Agency and Service Agreement with Registrant.

Provisions for indemnification of the Administrator are contained in Article 5 of its Administration Agreement with Registrant.

Item 26.      Business and Other Connections of Investment Adviser

Reference is made to the caption “Information about the Adviser” in the Prospectus constituting Part A of this Registration Statement and “Adviser, Distributor and Administrator” in Part B of this Registration Statement.  The information required by this Item 26 with respect to each director, officer, or partner of the investment adviser of the Registrant is incorporated by reference to the Form ADV filed by the investment adviser listed below with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended, on the date and under the File number indicated:

Brazos Capital Management, L.P. SEC File No. 801-20244

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Item 27.      Principal Underwriters

     (a)  Investment companies for which Quasar Distributors, LLC also acts as principal underwriter include:

Academy Fund Trust	Julius Baer Investment Funds
Advisors Series Trust	Kensington Funds
AIP Alternative Strategies Funds	Keystone Mutual Funds
AIP Variable Insurance Trust	Kiewit Investment Fund, LLLP
Allied Asset Advisors Funds	Kirr Marbach Partners Funds Inc.
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	M.D. Sass Tax Advantaged Bond Strategy Trust
Alpine Series Trust	Masters Select Fund Trust
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Brandywine Blue Fund, Inc.	Monetta Fund, Inc.
Brazos Mutual Funds	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund Inc.
Buffalo Balanced Fund Inc.	Nicholas Equity Income Fund Inc.
Buffalo Funds	Nicholas Family of Funds Inc.
Buffalo High Yield Fund Inc.	Nicholas Fund, Inc.
Buffalo Large Cap Fund Inc.	Nicholas High Income Fund, Inc.
Buffalo Small Cap Fund Inc.	Nicholas II, Inc.
Buffalo USA Global Fund Inc.	Nicholas Ltd Edition, Inc.
Country Mutual Funds Trust	Nicholas Money Market Fund, Inc.
Cullen Funds Trust	Permanent Portfolio Family of Funds Inc.
Empiric Funds, Inc.	Perritt Funds Inc.
Everest Funds	Perritt Microcap Opportunities Fund Inc.
Fairholme Funds Inc.	PRIMECAP Odyssey Funds
FFTW Funds, Inc.	Professionally Managed Portfolios
First American Funds Inc.	Prospector Funds, Inc.
First American Investment Funds Inc.	Prudent Bear Funds, Inc.
First American Strategy Funds Inc.	Purisima Funds
Fort Pitt Capital Funds	Quaker Investment Trust
Glenmede Fund Inc.	Rainier Investment Management Mutual Funds
Glenmede Portfolios	Rockland Funds Trust
Greenspring Fund Inc.	Summit Mutual Funds Inc.
Guinness Atkinson Funds	Thompson Plumb Funds Inc.
Harding Loevner Funds Inc.	TIFF Investment Program Inc.
Hennessy Funds Trust	Trust for Professional Managers
Hennessy Funds, Inc.	Underlying Funds Trust
Hennessy Mutual Funds, Inc.	USA Mutuals
Hotchkis & Wiley Funds	Wexford Trust
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
Jacob Internet Fund Inc.	WY Funds
Jensen Portfolio

5

(b)  The information required by this Item 27 with respect to each director and officer of Quasar is incorporated by reference to the Form BD filed by Quasar with the SEC pursuant to the Securities Exchange Act of 1934, as amended, under the number indicated:

Quasar Distributors, LLC, CRD No. 103848, SEC File No. 8-52323

Item 28.  Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of:  the Registrant, Brazos Mutual Funds, 5949 Sherry Lane, Dallas, TX 75225; the Registrant’s Adviser, Brazos Capital Management, L. P., 5949 Sherry Lane, Dallas, TX 75225; the Registrant’s Custodian Bank, U.S. Bank National Association, 425 Walnut Street, Cincinnati, OH 45202, and the Registrant’s Administrator, Transfer Agent and Servicing Agent, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202.

Item 29.  Management Services

Not Applicable.

Item 30.  Undertakings

Not Applicable.

6

SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 21 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, and State of Texas on the 27th day of March, 2008.

                                                       Brazos Mutual Funds
                                                       Registrant

                                                       By:    /s/ Benjamin C. Bell_____________________
                                                                       Benjamin C. Bell
                                                                       President

              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ George G. Gau George G. Gau	Chairman of the Board	March 27, 2008
/s/ John H. Massey John H. Massey	Trustee	March 27, 2008
/s/ David M. Reichert David M. Reichert	Trustee	March 27, 2008
/s/ Benjamin C. Bell Benjamin C. Bell	President, Chief Financial Officer and Treasurer	March 27, 2008

Index to Exhibits

Exhibit
Number	Description

99.(i)	Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP

99.(j)	Consent of PricewaterhouseCoopers LLP, independent accountants for the Registrant